UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-05480
                      (Investment Company Act file number)

                          CIGNA Variable Products Group
                          -----------------------------
               (Exact name of registrant as specified in charter)

                             2223 Washington Street
                             3 Newton Executive Park
                                    Suite 200
                                Newton, MA 02462
                    (Address of principal executive offices)

          Mark Butler, 2223 Washington Street, 3 Newton Executive Park
                           Suite 200, Newton, MA 02462
                     (Name and address of agent for service)

                                 (860) 534-5576
                                 --------------
               Registrants' telephone number, including area code


                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004


Item 1.  Reports to Stockholders.

[GRAPHIC OF LEAVES]

                                                      TIMESSQUARE
                                                     VP CORE PLUS
                                                        BOND FUND

-----------------------------------------------------------------

                                                Semiannual Report
                                                    June 30, 2004


                                                                 [CIGNA LOGO](R)

--------------------------------------------------------------------------------
                                                                             1

Dear Shareholders:
Our commentary for TimesSquare VP Core Plus Bond Fund (the "Fund") covering the six months ended June 30, 2004 follows.


Market Summary
Rising interest rates, inflation concerns, and ongoing geopolitical tensions adversely affected fixed income market performance in the second quarter. The representative Lehman Brothers Aggregate Bond Index returned -2.44%, almost erasing the 2.66% gains posted in the first quarter.

On June 30, 2004, the Federal Reserve (Fed) increased the federal funds rate 25 basis points for the first time in four years. This widely expected action was preceded by rising Treasury yields across the maturity spectrum over the second quarter, with the bellwether 10-year Treasury note rising from a low of 3.65% in late March to a peak of nearly 5% in June before leveling off.

Steadily improving credit and liquidity profiles of many issuers continued to benefit investment-grade corporate bond valuations. Nevertheless, the sector, represented by the Lehman Brothers U.S. Credit Index, returned -3.43% for the second quarter, surrendering all of the 3.27% gained in the first quarter.

During the first quarter in the Mortgage Backed Securities (MBS) market, banks and foreign investors were attracted to the high yield from MBS and absorbed some of the supply, strong technicals helped valuations remain at high levels, and the recent wave of refinancing slowed to keep volatility low. In this environment, the Lehman Brothers MBS Index generated returns of 1.92%. MBS started the second quarter under pressure, as investors faced extending durations and declining prices. By mid quarter, MBS had recovered modestly, and then registered strong gains in June to end the second quarter as the best performer in the Aggregate Bond Index.

High yield sector performance moderated from its strong recovery in 2003, as the Lehman Brothers U.S. High Yield Index generated a 1.35% return for the six months ended June 30, 2004. Risk aversion creeping back into the market and issuer-specific weaknesses contributed to the performance slump.

Emerging debt markets tumbled in the second quarter, with the JP Morgan Emerging Markets Bond Index Plus registering a return of -5.89%, down from 3.26% in the first quarter.


Performance
Returns for the Fund (which do not reflect expenses associated with variable products through which the Fund may be offered and which would have been lower if such expenses were reflected) were:

                         Second Quarter     Year-to-date
Fund                          -2.22%            0.10%
Lipper Corporate
   Debt Funds -- 'A'
   Rated Average              -2.71            -0.18
Lehman Brothers
   Aggregate Bond
   Index                      -2.44             0.16

The Fund's performance benefited primarily from its modest short-of-Index duration bias and yield curve positioning as interest rates rose and the yield curve flattened. In addition, gains from corporate bond and high yield bond selection helped offset less favorable results from longer-duration prepayment penalty bonds and structured securities in the MBS sector. To a lesser extent, performance was also favorably impacted by our allocation to high yield and investment-grade credits, where we reduced our exposure during the second quarter.

--------------------------------------------------------------------------------
                                                                             2

Outlook

With the economy on track to steadily improve, barring any political or geopolitical setbacks, Treasury yields should continue to rise. We remain constructive on investment-grade corporate bonds as valuations and break-even spreads continue to offer value and positive excess return potential. We will also remain vigilant in our sector allocation and security selection and monitor various risk factors that could impede improvement in credit spreads.


Sincerely,

/s/ Richard H. Forde

Richard H. Forde
Chairman of the Board and President
CIGNA Variable Products Group


Note: This commentary is not part of the Semiannual
Report to Shareholders.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Investments in Securities                 3
June 30, 2004 (Unaudited)

                                                             Principal        Value
                                                                 (000)        (000)
--------------------------------------------------------------------------------------
LONG-TERM BONDS - 85.4%
BASIC MATERIALS - 0.4%
International Paper Co., 5.50%, 2014                              $190         $186
Stora Enso Oyj, 7.38%, 2011                                        115          127
Weyerhaeuser Co., 6.75%, 2012                                       70           76
                                                                               ----
                                                                                389
                                                                               ----
COMMUNICATIONS & MEDIA - 9.5%
AOL Time Warner, Inc., 6.75%, 2011                                 495          533
AT&T Corp.,
   8.05%, 2011                                                      60           62
   8.75%, (coupon change based on rating), 2031                     50           49
British Sky Broadcasting PLC, 8.20%, 2009                          340          392
British Telecommunications PLC,
   8.88% (coupon change based on rating), 2030                      60           74
Comcast Cable Communications, 8.38%, 2007                           65           73
Comcast Corp., 5.85%, 2010                                         140          146
Deutsche Telekom International Finance BV,
   8.50% (coupon change based on rating), 2010                     410          479
   8.75% (coupon change based on rating), 2030                     185          225
France Telecom SA,
   8.20%, (coupon change based on rating), 2006                     90           96
   8.75%, (coupon change based on rating), 2011                    535          620
   9.50%, (coupon change based on rating), 2031                    150          188
Intelsat Ltd., 6.50%, 2013                                         325          287
Kyivstar GSM, 12.75%, 2005 (144A security
   acquired Nov. 2002 & Jan. 2003 for $279) (b)                    275          298
Koninklijke KPN, NV, 8.00%, 2010                                   445          515
Liberty Media Corp.,
   3.50%, 2006                                                     570          569
   5.70%, 2013                                                      80           79
News America Holdings, Inc.,
   7.75%, 2045                                                      90          103
   7.90%, 2095                                                     170          189
   8.25%, 2096                                                      75           87
PTC International Finance II SA, 11.25%, 2009                      245          266
Qwest Services Corp., 13.50%, 2010 (144A security
   acquired Mar. 2004 for $53) (b)                                  45           52
Shaw Communications, Inc.,
   8.25%, 2010                                                     250          272

                                                             Principal        Value
                                                                 (000)        (000)
----------------------------------------------------------------------------------------
Sprint Capital Corp.,
 6.13%, 2008                                                      $100       $  105
 8.38%, 2012                                                       105          121
 6.88%, 2028                                                       140          135
 8.75%, 2032                                                       220          256
Tele Communications, Inc.,
 9.80%, 2012                                                       515          646
 7.88%, 2013                                                       140          159
Telecom Italia Capital SA,
 5.25%, 2013
 (144A security acquired Oct. 2003 for $170) (b)                   170          165
 6.38%, 2033 (144A security acquired Oct. 2003
 for $204) (b)                                                     205          198
TELUS Corp.,
   7.50%, 2007                                                     405          441
   8.00%, 2011                                                     430          489
Time Warner, Inc.,
   8.18%, 2007                                                     640          715
   9.13%, 2013                                                     160          195
   8.05%, 2016                                                      55           62
TPSA Finance BV, 7.75%, 2008
   (144A security acquired July & Aug. 2003 for
   $148) (b)                                                       130          144
Univision Communications, Inc., 7.85%, 2011                        135          156
Verizon Florida, Inc., 6.13%, 2013                                 125          129
                                                                             ------
                                                                              9,770
                                                                             ------
CONSUMER & RETAIL - 2.5%
Campbell Soup Co., 5.88%, 2008                                     115          122
Heinz (H.J.) Co., 6.38%, 2028                                       70           72
Heinz (H.J.) Finance Co.,
   6.75% (coupon change based on rating), 2032                      50           54
Kellogg Co., 6.60%, 2011                                           500          548
Kraft Foods, Inc.,
   5.25%, 2007                                                     140          146
   5.63%, 2011                                                     370          376
   5.25%, 2013                                                     155          151
Kroger Co., 7.50%, 2031                                             60           66
Miller Brewing Co., 5.50%, 2013
   (144A security acquired Aug. 2003 for $184) (b)                 185          186

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Investments in Securities                 4
June 30, 2004 (Unaudited) (Continued)

                                                               Principal          Value
                                                                   (000)          (000)
---------------------------------------------------------------------------------------
CONSUMER & RETAIL (continued)
Safeway, Inc., 7.25%, 2031                                        $   40             42
Tyson Foods, Inc., 8.25%, 2011                                        90            103
VFB LLC, 10.25%, 2009 (a)                                          2,044            429
Yum! Brands, Inc., 8.88%, 2011                                       195            235
                                                                                  -----
                                                                                  2,530
                                                                                  -----
DIVERSIFIED - 0.6%
General Electric Co., 5.00%, 2013                                    450            443
ITT Industries, Inc., 7.40%, 2025                                    155            172
                                                                                  -----
                                                                                    615
                                                                                  -----
FINANCIAL - 10.4%
BankBoston Corp., 8.25%, 2026                                         85             95
Bank of America Corp., 7.80%, 2010                                   100            115
Boeing Capital Corp., 6.10%, 2011                                    100            106
CIT Group, Inc.,
   5.75%, 2007                                                        95            100
   6.88%, 2009                                                        70             77
Citigroup, Inc.,
   3.50%, 2008                                                       910            898
   7.25%, 2010                                                       260            293
Countrywide Home Loans., 5.50%, 2007                                 110            115
Credit Suisse First Boston Mortgage Securities Corp.,
   4.63%, 2008                                                       165            168
   5.50%, 2013                                                        45             45
   Interest Only 7.50%, 2032 (c)                                     700             17
   Interest Only 8.00%, 2032 (c)                                   1,179             30
Dresdner Funding Trust I, 8.15%, 2031 (144A security
   acquired June & Sep. 2003 for $268) (b)                           245            273
Ford Motor Credit Co.,
   7.38%, 2009                                                       700            747
   7.88%, 2010                                                       315            343
   7.38%, 2011                                                        90             95
General Motors Acceptance Corp.,
   6.88%, 2011                                                       620            636
   7.00%, 2012                                                       145            149
Glencore Funding LLC, 6.00%, 2014
   (144A security acquired May 2004 for $86) (b)                      95             88

                                                               Principal         Value
                                                                   (000)         (000)
--------------------------------------------------------------------------------------
Golden West Financial Corp., 4.13%, 2007                          $  200      $   202
Goldman Sachs Group, Inc., 6.88%, 2011                               355          390
Household Finance Corp.,
   4.75%, 2009                                                       250          251
   6.38%, 2012                                                       250          265
HVB Funding Trust I, 8.74%, 2031 (144A security
   acquired May & June 2003 for $174) (b)                            170          196
HVB Funding Trust III, 9.00%, 2031
  (144A security acquired June 2003 for $47) (b)                      45           53
  International Lease Finance Corp., 6.38%, 2009                     275          295
  Korea Development Bank, 4.25%, 2007                                160          159
  Lehman Brothers Holdings, Inc., 6.63%, 2012                        210          228
  Manufacturers & Traders Trust, 8.00%, 2010                         140          164
  Midland Funding II, 13.25%, 2006                                    95          109
  Mississippi Business Finance Corp., 7.81%, 2024                    500          481
  Mizuho Financial Group Cayman Ltd., 5.79%, 2014
  (144A security acquired Feb. 2004 for $200) (b)                    200          197
  Morgan (J.P.) Chase & Co., 6.75%, 2011                              50           54
  Morgan (J.P.) Co., 6.00%, 2009                                     120          127
  Morgan Stanley Group, Inc., 6.75%, 2011                            245          268
  National Rural Utilities Cooperative Finance Corp.,
   5.75%, 2009                                                       120          127
NB Capital Trust IV, 8.25%, 2027                                      75           83
Old Kent Bank,
   Step Coupon (7.75% to 8/15/05), 2010                              300          314
Residential Asset Mortgage Products, Inc.,
   Interest Only, 5.75%, 2005 (c)                                  1,024           31
Santander Financial Issuances,
   6.80%, 2005                                                        95           99
   6.38%, 2011                                                        60           65
Sanwa Finance Aruba AEC, 8.35%, 2009                                 205          233
Sovereign Bancorp., Inc., 10.50%, 2006                             1,205        1,381
Union Planters Corp., 6.75%, 2005                                    240          253
U.S. West Capital Funding, Inc., 6.50%, 2018                          75           56
Wells Fargo & Co., 4.95%, 2013                                       140          135
                                                                              -------
                                                                               10,606
                                                                              -------

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Investments in Securities                 5
June 30, 2004 (Unaudited) (Continued)

                                                               Principal         Value
                                                                   (000)         (000)
--------------------------------------------------------------------------------------
FOREIGN GOVERNMENTS - 2.1%
Argentina (Republic of),
 11.38%, 2010                                                       $320       $   94
 11.38%, 2017                                                        100           29
Brazil (Federal Republic of), 9.25%, 2010                             85           81
Export-Import Bank of Korea, 4.13%, 2009
 (144A security acquired Feb. 2004 for $139) (b)                     140          136
Quebec (Province of Canada),
   5.50%, 2006                                                       630          658
   7.50%, 2023                                                       210          252
Russian Federation,
   Step Coupon (5.00% to 3/31/07), 2030
   (144A security acquired Sept. & Oct. 2002,
   July & Oct. 2003 & Feb. 2004 for $465) (b)                        540          493
United Mexican States, 8.30%, 2031                                   345          361
                                                                               -------
                                                                                2,104
                                                                               -------
HEALTH CARE - 0.2%
HCA, Inc.,
   5.25%, 2008                                                       155          154
   7.50%, 2033                                                        45           44
                                                                               -------
                                                                                  198
                                                                               -------
INDUSTRIAL - 1.9%
Arrow Electronics, Inc., 6.88%, 2013                                 200          209
BAE Systems Holdings, 6.40%, 2011
   (144A security acquired July & Nov. 2002 &
   April 2003 for $482) (b)                                          465          495
Bombardier, Inc., 6.30%, 2014
   (144A security acquired May & June 2004
   for $113) (b)                                                     125          106
Lockheed Martin Corp., 8.20%, 2009                                   745          873
Systems 2001 Asset Trust LLC, 7.16%, 2011 (144A
   security acquired Mar. 2002 for $284) (b)                         277          294
                                                                               -------
                                                                                1,977
                                                                               -------


                                                               Principal         Value
                                                                   (000)         (000)
--------------------------------------------------------------------------------------
INSURANCE - 1.3%
American Re Corp., 7.45%, 2026                                       335           355
AXA SA, 8.60%, 2030                                                  130           159
Monumental Global Funding II, 3.85%, 2008
   (144A security acquired Feb. & Apr. 2003 for
   $240) (b)                                                         240           239
TTTravelers Property Casualty Corp., 5.00%, 2013                     135           131
Zurich Capital Trust I, 8.38%, 2037
   (144A security acquired Jan., June,
   & Oct. 2003 for $357) (b)                                         360           398
                                                                                 -----
                                                                                 1,282
                                                                                 -----
OIL & GAS - 1.9%
Amerada Hess Corp., 7.30%, 2031                                      140           142
Conoco Funding Co., 6.35%, 2011                                      515           560
Devon Financing Corp. ULC, 6.88%, 2011                               140           152
Duke Capital Corp., 4.30%, 2006                                      160           163
Duke Energy Field Services LLC, 5.75%, 2006                           60            63
Morgan Stanley Bank AG for OAO Gazprom,
   9.63%, 2013 (144A security acquired
   Apr. & June 2004 for $213) (b)                                    200           206
   Occidental Petroleum Corp.,
   7.65%, 2006                                                       420           450
   6.75%, 2012                                                       115           127
Petroleos Mexicanos, 9.50%, 2027                                      55            62
Salomon Bros. for OAO Gazprom, 10.50%, 2009                           55            63
                                                                                 -----
                                                                                 1,988
                                                                                 -----
PHARMACEUTICALS - 0.6%
Lilly (Eli) & Co., 6.77%, 2036                                       350           384
Wyeth,
 5.50% (coupon change based on rating), 2013                          80            77
 5.50%, 2014                                                         195           186
                                                                                 -----
                                                                                   647
                                                                                 -----

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Investments in Securities                 6
June 30, 2004 (Unaudited) (Continued)

                                                         Principal         Value
                                                             (000)         (000)
--------------------------------------------------------------------------------
TRANSPORTATION - 1.0%
American Airlines, 7.86%, 2011                              $  225        $  224
Burlington Northern Santa Fe, 6.75%, 2029                       60            63
Federal Express Corp., 7.60%, 2097                             105           115
Norfolk Southern Corp.,
 7.70%, 2017                                                   115           133
 7.90%, 2097                                                   235           269
Union Pacific Corp., 6.13%, 2012                               220           232
                                                                         -------
                                                                           1,036
                                                                         -------
U.S. GOVERNMENT & AGENCIES (d) - 50.0%
Fannie Mae,
 2.50%, 2008                                                 3,480         3,306
 4.38%, 2013                                                 1,155         1,102
 5.50%, 2017                                                 1,596         1,637
 4.00%, 2018                                                   630           601
 6.50%, 2032                                                   965         1,006
 7.00%, 2032                                                 1,811         1,912
 5.50%, 2033                                                 4,079         4,071
 6.50%, 2033                                                 1,020         1,063
 5.00%, 2034                                                 1,304         1,261
 5.50%, 2034                                                   790           787
 Interest Only 5.85%, 2042 (c)                               8,178           148
 Federal Home Loan Banks,
 4.13%, 2005                                                 1,375         1,393
 Financing Corp.,
 Principal Strips from
 8.60%, 2019                                                   830           344
 9.70%, 2019                                                   840           359
 Freddie Mac,
 2.75%, 2008                                                 1,080         1,042
 6.50%, 2013                                                   140           148
 6.50%, 2016                                                   676           715
 6.00%, 2017                                                   751           784
 6.50%, 2017                                                   100           106
 4.50%, 2018                                                 3,547         3,475
 5.00%, 2018                                                 3,213         3,223
 6.00%, 2032                                                 1,769         1,812
 7.50%, 2032                                                   728           784
 5.00%, 2033                                                 3,764         3,645


                                                         Principal         Value
                                                             (000)         (000)
                                                        ----------     ---------
 5.50%, 2033                                                $1,861       $ 1,858
 6.00%, 2033                                                   796           814
 6.50%, 2034                                                   536           559
 Interest Only 7.60%, 2043 (c)                               7,000           158
Ginnie Mae,
 6.50%, 2031                                                   418           437
 6.50%, 2032                                                   379           396
 5.50%, 2033                                                 1,161         1,161
 6.00%, 2033                                                 2,184         2,242
U.S. Treasury Bonds,
 8.75%, 2017                                                   185           251
 6.00%, 2026                                                 1,240         1,336
U.S. Treasury Notes,
 4.63%. 2006                                                 2,770         2,868
 4.38%, 2007                                                   700           724
 3.38%, 2008                                                   710           701
 6.00%, 2009                                                   540           593
 5.00%. 2011                                                    75            79
 4.25%. 2013                                                 2,285         2,231
 4.75%. 2014                                                   135           136
                                                                         -------
                                                                          51,268
                                                                         -------
UTILITIES - 3.0%
American Electric Power, Inc., 5.38%, 2010                      90            92
Carolina Power & Light Co., 6.50%, 2012                         95           102
CenterPoint Energy,
 5.70%, 2013                                                   140           143
 7.88%, 2013                                                   245           274
Cleveland Electric Illuminating Co., 7.88%, 2017               200           231
Columbus Southern Power Co., 5.50%, 2013                        25            25
Detroit Edison Co.,
 6.13%, 2010                                                   185           197
 6.35%, 2032                                                    60            60
Dominion Resources Inc., 6.25%, 2012                            70            73
DPL, Inc., 8.25%, 2007                                         180           191
First Energy Corp.,
 5.50%, 2006                                                    50            52
 6.45%, 2011                                                   300           311
Korea Electric Power Corp., 5.13%, 2034
 (144A security acquired Apr. 2004 for $89) (b)                 90            86

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Investments in Securities                 7
June 30, 2004 (Unaudited) (Continued)

                                                        Principal          Value
                                                            (000)          (000)
--------------------------------------------------------------------------------
UTILITIES (continued)
Nisource Finance Corp., 7.88%, 2010                          $275        $   315
Ohio Power Co., 5.50%, 2013                                    45             45
Oncor Electric Delivery Co., 7.25%, 2033                      140            155
Pacific Gas & Electric Co.,
 3.60%, 2009                                                  120            116
 4.20%, 2011                                                  110            105
 6.05%, 2034                                                  145            136
Progress Energy, Inc.,
 7.10%, 2011                                                  110            121
 7.00%, 2031                                                  100            103
Tenaska Alabama II Partners LP, 6.13%, 2023
 (144A security acquired Oct. 2003 for $175) (b)              175            175
                                                                         -------
                                                                           3,108
                                                                         -------
TOTAL LONG-TERM BONDS
   (Cost - $87,153)                                                       87,518
                                                                         -------

                                                        Number of
                                                           Shares
                                                       ----------
PREFERRED STOCK - 2.3%
COMMUNICATIONS & MEDIA - 0.3%
Centaur Funding Corp., 9.08% (144A security
   acquired Aug. & Nov. 2001 for $261) (b)                    235            $293
                                                                             ----
FINANCIAL - 1.8%
BCI US Funding Trust,
 Step Coupon (8.01% to 7/15/08)
 (144A security acquired Jan., Mar. & Apr. 2003
 for $462) (b)                                                420             470
DBS Capital Funding Corp.,
   Step Coupon (7.66% to 3/21/2011)
   (144A security acquired Oct. 2003 for $231) (b)            205             229
IBJ Preferred Capital Co. LLC,
   Step Coupon (8.79% to 6/30/08)
   (144A security acquired Aug., Oct. &
   Dec. 2003 & Jan. 2004 for $517) (b)                        480             526

                                                        Number of          Value
                                                           Shares           000s
                                                       ----------         ------
Natexis AMBS Co. LLC.,
   Step Coupon (8.44% to 6/30/08)
   (144A security acquired May 2002 for $228) (b)             210         $  240
RBS Capital Trust I,
   Step Coupon (4.71% to 7/01/13)                             360            332
                                                                          ------
                                                                           1,797
                                                                          ------
INDUSTRIAL - 0.2%
RC Trust I, 7.00%                                           4,100            217
                                                                          ------
TOTAL PREFERRED STOCK
   (Cost - $2,273)                                                         2,307
                                                                          ------
SHORT-TERM OBLIGATIONS - 6.5%
MONEY MARKET FUND - 6.3%
TimesSquare VP Money Market Fund (e)                    6,443,816          6,444
                                                                          ------

                                                        Principal
                                                            (000)
                                                        ---------
U.S. GOVERNMENT - 0.2%
U.S. Treasury Bills,
   1.00%, 9/2/04 (f)                                         $ 50             50
   0.98%, 9/30/04 (f)                                         200            199
                                                                        --------
                                                                             249
                                                                        --------
TOTAL SHORT-TERM OBLIGATIONS
   (Cost - $6,693)                                                         6,693
                                                                        --------
TOTAL INVESTMENTS IN SECURITIES - 94.2%
   (Total Cost - $96,119) (h)                                             96,518
Cash and Other Assets Less Liabilities - 5.8%                              5,916
                                                                        --------
NET ASSETS - 100.0%                                                     $102,434
                                                                        ========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Investments in Securities                 8
June 30, 2004 (Unaudited) (Continued)

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES
(a) This is a fair valued security which is in default due to bankruptcy. The principal amount represents beneficial ownership interest for future cash receipts under the bankruptcy filings.
(b) Indicates restricted security; the aggregate value of restricted securities is $6,235,674 (aggregate cost $6,070,387), which is approximately 6.1% of net assets. Valuations have been furnished by brokers trading in the securities or a pricing service for all restricted securities.
(c) Illiquid security.
(d) Agency obligations are not guaranteed by the U.S. Government.
(e) TimesSquare Capital Management, Inc., the fund's Investment
    Adviser, is also the Adviser to the TimesSquare VP Money Market Fund.
(f) Pledged as collateral for financial futures contracts. At June 30, 2004, the Fund was long 83, 2-year U.S. Treasury Notes, 19,
    30-year U.S. Treasury Bonds and 12, 10-year U.S. Treasury Notes, and was short 92, 5-year U.S. Treasury Notes futures contracts, all expiring in September 2004. Net unrealized gain amounted to $9,562. Underlying face values of the long and short positions were $20,731,694 and ($9,932,053), respectively, and underlying market values were $20,808,453 and ($9,999,250), respectively.
(g) A summary of outstanding forward currency contracts, as of June 30, 2004, is as follows:

                                                         Net Unrealized
Settlement      Forward       Foreign       Contract      Appreciation
Date            Contract      Currency       Value       (Depreciation)
-----------------------------------------------------------------------
Buys
7/26/04        Euro         2,670,000     3,235,264          17,062
12/10/04       Euro           850,000     1,028,832           6,860
Sells
7/26/04        Euro         2,670,000     3,161,013         (89,597)


--------------------------------------------------------------------------------
Tax Information
(h) At June 30, 2004, the net unrealized depreciation of investments, based on cost for federal income tax purposes of $96,667,520, was as follows:
    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of value
    over tax cost                                          $    976,666
    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax cost
    over value                                               (1,126,034)
                                                           ------------
   Unrealized depreciation-net                             $   (149,368)
                                                           ============
--------------------------------------------------------------------------------

  Quality Ratings* of Long-Term Bonds (Unaudited)
  June 30, 2004
                                                    Value       % of
                                                    (000)       Value
-----------------------------------------------------------------------
  Aaa/AAA                                        $ 51,788        59.2%
  Aa/AA                                             3,722         4.3
  A/A                                               9,824        11.2
  Baa/BBB                                          20,038        22.9
  Ba/BB                                             1,044         1.2
  B/B                                                 549         0.6
  Below B                                             124         0.1
  Not Rated                                           429         0.5
                                                 --------       -----
                                                 $ 87,518       100.0%
                                                 ========       =====
  * The higher of Moody's or Standard & Poor's Ratings.

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund                                           9

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)
(In Thousands)

Assets:
Investments in securities at value                                 $ 96,518
Cash                                                                     21
Receivable for investments sold                                       5,907
Interest and dividends receivable                                       939
Receivable for forward currency contracts                                24
Futures variation margin receivable                                      19
Investments for Trustees' deferred compensation plan                      3
Swap contracts receivable                                                 1
                                                                   --------
  Total assets                                                      103,432
                                                                   --------
Liabilities:
Payable for investments purchased                                       812
Payable for forward currency contracts                                   90
Advisory fees payable                                                    37
Audit and legal fees payable                                             16
Administrative fees payable                                              15
Insurance expenses payable                                               12
Custody fees payable                                                      7
Shareholder reports payable                                               5
Deferred Trustees' fees payable                                           3
Other                                                                     1
                                                                   --------
  Total liabilities                                                     998
                                                                   --------
Net Assets                                                         $102,434
                                                                   ========
Components of Net Assets:
Paid in capital                                                    $ 98,972
Undistributed net investment income                                   2,225
Accumulated net realized gain                                           894
Net unrealized appreciation of investments, futures,
   forward contracts and swaps                                          343
                                                                   --------
Net Assets                                                         $102,434
                                                                   ========
Shares Outstanding                                                   10,092
                                                                   ========
Net Asset Value and Redemption
   Price per Share                                                 $  10.15
                                                                   ========
Cost of Investments                                                $ 96,119
                                                                   ========

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)
(In Thousands)

Investment Income:
Income:
   Interest income                                                  $ 3,118
   Dividends                                                             44
                                                                    -------
                                                                      3,162
Expenses:
   Investment advisory fees                            $ 322
   Custodian fees                                         66
   Administrative services fees                           34
   Audit and legal fees                                   16
   Shareholder reports                                     3
   Transfer agent fees                                     3
   Trustees' fees                                          2
   Insurance expenses                                      1
   Other                                                   1
                                                       -----
   Total expenses                                        448
   Less expenses waived by Adviser                      (110)
                                                       -----
   Net expenses                                        $ 338
                                                       -----
Net Investment Income                                                 2,824
                                                                    -------
Realized and Unrealized Gain (Loss)
   on Investments:
   Net realized gain (loss) from:
   Forward currency contracts                                           246
   Futures contracts                                                   (622)
   Swap contracts                                                        20
   Investments                                                        2,523
                                                                    -------
                                                                      2,167
                                                                    -------
   Net change in unrealized appreciation:
   Forward currency contracts                                          (221)
   Futures contracts                                                    (26)
   Swap contracts                                                        --
   Investments                                                       (4,023)
                                                                    -------
                                                                     (4,270)
                                                                    -------
Net Realized and Unrealized Loss
   on Investments                                                    (2,103)
                                                                    -------
Net Increase in Net Assets Resulting
   from Operations                                                  $   721
                                                                    =======

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund                                          10


Statements of Changes in Net Assets
(In Thousands)

                                                For the Six           For the
                                                Months Ended        Year Ended
                                               June 30, 2004       December 31,
                                                (Unaudited)            2003
                                               -------------       ------------
Operations:
Net investment income                            $  2,824           $  6,119
Net realized gain on investments                    2,167              3,852
Net unrealized appreciation (depreciation)
   on investments                                  (4,270)               467
                                                 --------           --------
Net increase in net assets from operations            721             10,438
                                                 --------           --------
Dividends and Distributions:
From net investment income                             --             (9,988)
                                                 --------           --------
Total dividends and distributions                      --             (9,988)
                                                 --------           --------
Capital Share Transactions:
Net proceeds from shares sold                         848             63,896
Net asset value of shares issued to
   shareholders in reinvestment of dividends
   and distributions                                   --              9,988
                                                 --------           --------
                                                      848             73,884
Cost of shares redeemed                           (61,596)           (61,600)
                                                 --------           --------
Net increase (decrease) from Fund share
   transactions                                   (60,748)            12,284
                                                 --------           --------
Net Increase (Decrease) in Net Assets             (60,027)            12,734
Net Assets:
Beginning of period                               162,461            149,727
                                                 --------           --------
End of period *                                  $102,434           $162,461
                                                 ========           ========
* includes (overdistributed) & undistributed
   net investment income of:                     $  2,225           $   (599)
                                                 ========           ========

                                                For the Six           For the
                                                Months Ended        Year Ended
                                               June 30, 2004       December 31,
                                                (Unaudited)            2003
                                               -------------       ------------
Transactions in Capital Stock:
Shares sold                                             83              6,103
Shares issued in reinvestment of
   dividends and distributions                          --                988
                                                    ------             ------
                                                        83              7,091
Shares redeemed                                     (6,019)            (5,838)
                                                    ------             ------
Net increase (decrease) in shares
   outstanding                                      (5,936)             1,253
                                                    ======             ======

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund                                          11


Financial Highlights
--------------------------------------------------------------------------------

                                                   For the Six                                                        From May 3,
                                                   Months Ended               For the Year Ended December 31,           1999* to
                                                  June 30, 2004   -----------------------------------------------     December 31,
                                                   (Unaudited)       2003        2002       2001(e)      2000            1999
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period               $  10.14        $ 10.13     $  9.70     $  9.87      $  9.53       $ 10.00
                                                   --------        -------     -------     -------      -------       -------
Income from investment operations
Net investment income (a)                              0.26           0.45        0.42        0.45         0.54          0.33
Net realized and unrealized gain (loss)               (0.25)          0.25        0.42        0.44         0.35         (0.48)
                                                   --------        -------     -------     -------      -------       -------
Total from investment operations                       0.01           0.70        0.84        0.89         0.89         (0.15)
                                                   --------        -------     -------     -------      -------       -------
Less dividends and distributions:
Dividends from net investment income                     --          (0.69)      (0.41)      (0.94)       (0.55)        (0.32)
Distributions from net realized capital gains            --              --          --     ( 0.04)          --            --
Return of capital dividends                              --              --          --     ( 0.08)          --            --
                                                   --------        --------    --------    -------      --------      -------
Total dividends and distributions                        --          (0.69)      (0.41)      (1.06)       (0.55)        (0.32)
                                                   --------        --------    --------    -------      --------      -------
Net asset value, end of period                     $  10.15        $ 10.14     $ 10.13     $  9.70      $  9.87       $  9.53
                                                   ========        ========    ========    =======      ========      =======
Total Investment Return (b)                            0.10%(c)       6.98%       8.66%       9.06%        9.34%        (1.48)%(c)
Ratios to Average Net Assets:
Gross expenses                                         0.66%(d)       0.65%       0.62%       0.60%        0.70%         0.79%(d)
Fees and expenses waived or borne by the Adviser       0.16%(d)       0.15%       0.12%       0.10%        0.20%         0.29%(d)
Net expenses                                           0.50%(d)       0.50%       0.50%       0.50%        0.50%         0.50%(d)
Net investment income                                  4.17%(d)       3.91%       4.24%       5.39%(e)     6.66%         6.09%(d)
Portfolio Turnover                                       34%(c)        182%        518%        396%         320%          303%(c)
Net assets, End of Period (000 omitted)            $102,434        $162,461    $149,727    $151,090     $84,014       $39,261

(a) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized.
(e) Effective January 1, 2001, the Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was a decrease of $0.02 per share. The effect to the ratio of net investment income to average net assets was a decrease of 0.19%. Per share, ratios, and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in accounting principle.
*   Commencement of operations


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Notes to Financial Statements            12
(Unaudited)


1. Significant Accounting Policies.
TimesSquare VP Core Plus Bond Fund (the "Fund") is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to provide the highest current income attainable, consistent with reasonable risk, as determined by the Fund's investment adviser, through investment in a professionally managed, diversified portfolio of fixed income securities. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation -- Debt securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued on the basis of valuations furnished by brokers trading in the securities or a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value, as determined in good faith by, or under the authority of, the Fund's Board of Trustees. The Funds' Board of Trustees has designated the Pricing Committee of TimesSquare Capital Management, Inc. to make, pursuant to procedures approved by the Board and under the Board's supervision, all necessary determinations of fair value for the portfolio securities for which market quotations are not readily available. When fair valuing securities, the Pricing Committee takes into account factors such as fundamental and analytical information about the security, the nature and duration of any restrictions on disposition of the security, market information (including, for example, factors such as historical price relationships and valuations for securities with similar characteristics), and evaluation of significant market events. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are valued at their fair value, taking such events into account.

B. Delayed Delivery Commitments -- The Fund may enter into commitment agreements -- i.e., TBA's -- for the purchase of securities at an agreed-upon price on a specified future date. Since the delivery and payment for such securities can be scheduled to take place up to three months after the transaction date, they are subject to market fluctuations. The Fund does not begin to earn interest on such purchase commitments until settlement date. The Fund may sell a purchase commitment prior to settlement for the purpose of enhancing its total return. The Fund segregates assets with a market value equal to the amount of its purchase commitments. To the extent securities are segregated, they may not be available for new investments or to meet redemptions. Delayed delivery commitments may increase the Fund's exposure to market fluctuations and may increase the possibility that the Fund may realize a short-term gain (subject to taxation) or loss if the Fund must engage in portfolio transactions in order to honor its commitments. Due to the longer

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Notes to Financial Statements            13
(Unaudited) (Continued)


settlement period, there may be an increased risk of failure of the other party to honor the transaction. The Fund records changes in market value of the securities underlying unsettled commitments in unrealized gains and losses. Gains and losses are realized upon sale of the commitment.

C. Foreign Currency Translations -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains (losses) from foreign currency-related transactions include gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex-dividend and payment dates on dividends, interest, and foreign withholding taxes.

D. Foreign Investments -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include inadequate accounting controls, liquidity and valuation risks.

E. Forward Currency Transactions -- The Fund is authorized to enter into forward exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded.

Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Due to market fluctuations, the Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

F. Futures Contracts -- The Fund is authorized to enter into futures contracts. The Fund may use futures contracts for reasons such as managing its exposure to the markets or movements in interest rates and currency values. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made,

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Notes to Financial Statements            14
(Unaudited) (Continued)


depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities and the possibility of an illiquid market.

G. High Yield Bonds -- The Fund may invest in high yield bonds; i.e., fixed income securities rated below investment grade. While the market values of these securities tend to react less to fluctuations in interest rate levels than do those of investment-grade securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment-grade securities. In addition, the issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

H. Swap Agreements -- The Fund may enter into swap agreements for investment, liquidity, hedging and risk management purposes. For example, the Fund may enter into swap agreements to preserve a return on a particular investment or a portion of its portfolio and as a technique for managing duration (i.e., price sensitivity to changes in interest rates). Swaps involve the exchange of commitments to pay or receive -- e.g., an exchange of floating-rate payments for fixed-rate payments and/or payments of the appreciation or depreciation of a security or an index. If forecasts of interest rates and other market factors, including those that may impact the indexes of the total return swaps, are incorrect, investment performance will differ compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or the counterparty to a transaction may default.

As of June 30, 2004, the Fund had the following outstanding swap agreements:

                                            Spread                   Unrealized
                                Notional    (Basis   Termination   Appreciation/
Counterparty       Index         Amount     Points)     Date      (Depreciation)
---------------------------------------------------------------------------------
Lehman         Lehman US High
Brothers       Yield Index      $60,000      (30)      12/01/04         $0

The terms of the agreement require the Fund to pay LIBOR (which is set monthly) plus the spread and to receive the monthly total return on the Index, both based on the notional amount. The Fund records the net amount receivable/payable on a daily basis. The net receivable/payable is settled in cash monthly and recorded as realized gain/loss.

I. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income, which includes amortization of premium and accrual of discount, is recorded on an accrual basis. Securities gains and losses are determined on the basis of identified cost.

J. Federal Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued. Distributions reported in the Statement of Changes in Net Assets from net investment income, including short-term gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Notes to Financial Statements            15
(Unaudited) (Continued)


At December 31, 2003 the Fund had a Post-October loss of $1,327 and a Post-October currency loss of $51,181. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year.

K. Dividends and Distributions to Shareholders -- Dividends from net investment income and distributions from net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed at least annually. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to the Components of Net Assets may be required. As a result, at December 31, 2003, the Fund decreased its accumulated net realized gain by $2,622,808, and decreased overdistributed net investment income by the same amount.

2. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.50% of the Fund's average daily net assets. TimesSquare has contractually agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, 0.50% of average daily net assets until April 30, 2004, and thereafter to the extent described in the Fund's then current prospectus. TimesSquare retains the right to be repaid by the Fund if the Fund's expenses fall below the percentage specified above prior to the end of the fiscal year or within three years after TimesSquare waives advisory fees or reimburses a Fund's operating expenses. The Fund's remaining contingent liability and expiration dates are as shown below:

  Remaining
 Contingent       Expires         Expires         Expires         Expires
  Liability     during 2004     during 2005     during 2006     during 2007
   (000's)        (000's)         (000's)         (000's)         (000's)
------------   -------------   -------------   -------------   ------------
    $619           $127            $154            $228           $110

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest its excess cash, up to 25% of the Fund's total assets, in the affiliated TimesSquare VP Money Market Fund ("TSVPMM") managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in the affiliated Fund. For the six months ended June 30, 2004, TimesSquare waived $15,783 of its advisory fee payable by the Fund. Income distributions from TSVPMM, which amounted to $29,149 for the six months ended June 30, 2004, are recorded as dividend income in the Statement of Operations.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2004, the Fund paid or accrued $34,332.

3. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to Trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund Notes to Financial Statements            16
(Unaudited) (Continued)


4. Purchases and Sales of Securities.
Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2004, were $28,748,350 and $61,738,990, respectively, for U.S. Government and Agency Obligations and $14,868,245 and $39,954,241 respectively, for all other securities.

5. Capital Stock. The Fund offers an unlimited number of shares of beneficial interest without par value. All of the shares outstanding at June 30, 2004, were held by Connecticut General Life Insurance Company ("CG Life"). CG Life is an indirect, wholly-owned subsidiary of CIGNA Corporation.

--------------------------------------------------------------------------------
TimesSquare VP Core Plus Bond Fund                                          17
(Unaudited)


Trustees                                                               Officers
Russell H. Jones                    Marnie Wagstaff Mueller            Richard H. Forde
Senior Vice President,              Diocesan Consultant, Episcopal     Chairman of the Board
Chief Investment Officer, and       Diocese of Connecticut             and President
Treasurer, Kaman Corporation

Paul J. McDonald                    Carol Ann Hayes                    Alfred A. Bingham III
Special Advisor to the Board of     Director and Chair of Audit        Vice President and
Directors, Friendly Ice Cream       Committee, Reed and Barton         Treasurer
Corporation                         Corporation

Richard H. Forde                                                       Jeffrey S. Winer
Chief Investment Officer, CIGNA                                        Vice President and
Investment Management                                                  Secretary

--------------------------------------------------------------------------------
* All Trustees and officers have an address c/o TimesSquare Capital Management, Inc., 280 Trumbull Street, H16C, Hartford, CT 06103.

TimesSquare VP Core Plus Bond Fund is an open-end, diversified management investment company that invests primarily in fixed income securities. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103.

[GRAPHIC OF LEAVES]

                                                      TIMESSQUARE
                                                  VP MONEY MARKET
                                                             FUND

-----------------------------------------------------------------

                                                Semiannual Report
                                                    June 30, 2004


                                                                 [CIGNA LOGO](R)

--------------------------------------------------------------------------------
                                                                             1


Dear Shareholders:
Our report for CIGNA Variable Products Money Market Fund (the "Fund") covering the six months ended June 30, 2004 follows.

Market Environment
The Federal Reserve ("Fed") met four times during the first six months of 2004. In the first three meetings, the Fed funds rate was left unchanged at 1%. However at the June 30, 2004 meeting, the Fed funds rate was raised 25 basis points to 1.25%, after a year of keeping rates on hold. The Fed also announced that it was willing to move more aggressively in raising rates in the future if inflation data warranted.

The U.S. economy is currently firing on all cylinders, with prospects for continued solid economic growth over the next several quarters. The business sector has become the new "engine" of economic growth. Corporate sector fundamentals continued to improve, reflected in record levels of earnings, dividends, and cash flow as well as significantly improved balance sheets.

Portfolio Composition and Performance
On June 30, 2004, the portfolio contained: 55% top-tier commercial paper and 45% U.S. Government Agencies. The Fund is well diversified.

Total returns for the six months ended June 30, 2004 (which do not reflect expenses associated with variable products through which the Fund may be offered and which would have been lower if such expenses were reflected) were:

Fund                                  0.32%
Lipper Money Market Funds Average     0.17
3-month U.S. Treasury Bill            0.47

As of June 30, 2004, the Fund's weighted average portfolio maturity was 33 days, and the annualized 7-day yield was 0.79%.

Outlook

The Fed's current monetary tightening is not expected to seriously impact the rate of economic growth until the middle of next year. Economic and investment risks are likely to increase as 2005 unfolds.

Sincerely,


/s/ Richard H. Forde

Richard H. Forde
Chairman of the Board and President
CIGNA Variable Products Group

Note: This commentary is not part of the Semiannual
Report to Shareholders.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund Investments in Securities                   2
June 30, 2004 (Unaudited)

                                                     Principal       Value
                                                         (000)       (000)
                                                    ----------      ------
ASSET BACKED SECURITY - 0.2%
Chase Manhattan Auto Owner Trust, 1.14%,
   12/15/04                                           $   912       $    912
                                                                    --------
COMMERCIAL PAPER - 54.5%
Domestic - 50.4%
American Express Credit Corp., 1.17%, 7/9/04           17,228         17,224
Barton Capital Corp.,
   1.15%, 7/7/04                                       12,000         11,998
   1.15%, 7/8/04                                       10,000          9,998
Bear Stearns Co., Inc., 1.16%, 7/8/04                  10,000          9,998
Bemis Company, Inc., 1.10%, 7/7/04                      5,288          5,287
Citicorp,
   1.02%, 7/1/04                                        9,790          9,790
   1.15%, 7/8/04                                       12,000         11,997
Fortune Brands, Inc., 1.05%, 7/6/04                    10,021         10,020
Gannett, Inc., 1.23%, 7/14/04                          20,000         19,991
Goldman Sachs Group, Inc., 1.08%, 7/2/04               21,000         20,999
Household Finance Corp., 1.12%, 7/12/04                20,000         19,993
Kimberly Clark Worldwide, Inc., 1.08%, 7/7/04           5,123          5,122
Morgan Stanley, Dean Witter, Discover & Co.,
   1.20%, 7/13/04                                       9,000          8,996
Nestle Capital Corp., 1.27%, 7/22/04                   20,278         20,263
Old Line Funding Corp., 1.21%, 7/15/04                 11,860         11,854
   1.20%, 7/16/04                                      11,500         11,494
PepsiCo, Inc.,
   1.25%, 7/12/04                                      12,007         12,002
   1.28%, 7/19/04                                       9,000          8,994
United Parcel Service of America, Inc.,
   1.01%, 7/1/04                                       20,000         20,000
Verizon Network Funding,
   1.24%, 7/7/04                                       10,000          9,998
   1.30%, 7/13/04                                         440            440
Wal-Mart Stores, Inc., 1.12%, 7/13/04                  20,000         19,993
Windmill Funding Corp., 1.08%, 7/6/04                  16,000         15,998
                                                                    --------
                                                                     292,449
                                                                    --------
Foreign - 4.1%
Novartis Finance Corp., 1.30%, 7/9/04                  11,600         11,597
Toyota Motor Credit Corp., 1.27%, 12/23/04 (a)         12,500         12,504
                                                                    --------
                                                                      24,101
                                                                    --------
Total Commercial Paper                                               316,550
                                                                    --------

                                                      Principal       Value
                                                          (000)       (000)
                                                     ----------       ------
U.S. GOVERNMENT AGENCIES (b) - 45.3%
Fannie Mae,
   1.04%, 7/14/04                                     $ 6,469        $ 6,467
   1.15%, 7/14/04                                       2,938          2,937
   1.25%, 7/16/04                                      12,154         12,148
   1.05%, 7/20/04                                       3,050          3,048
   1.05%, 7/21/04                                       3,805          3,803
   1.06%, 7/21/04                                       2,000          1,999
   1.26%, 7/21/04                                       9,138          9,132
   1.08%, 8/9/04                                        5,523          5,517
   1.06%, 8/20/04                                       1,160          1,158
   1.15%, 8/20/04                                       2,335          2,331
   1.18%, 9/1/04                                        2,040          2,036
   1.11%, 10/15/04                                      1,500          1,495
   1.24%, 11/12/04                                      2,976          2,962
   1.26%, 11/12/04                                      1,655          1,647
   1.24%, 1/28/05 (a)                                  11,500         11,498
   1.65%, 5/16/05                                       2,500          2,500
   1.53%, 10/7/05 (a)                                  20,000         19,997
Federal Farm Credit Bank,
   1.25%, 8/18/04                                       4,588          4,580
   1.10%, 10/15/04                                      1,484          1,479
   1.14%, 10/18/04                                      5,000          4,983
   1.22%, 10/18/04                                      8,500          8,469
   1.20%, 3/24/05 (a)                                  15,000         14,999
   1.23%, 6/23/05 (a)                                   2,500          2,500
   1.50%, 3/1/06 (a)                                   15,000         15,000
   1.22%, 6/2/06 (a)                                   12,500         12,500
Federal Home Loan Bank,
   1.04%, 7/16/04                                       7,500          7,497
   1.50%, 10/6/04 (a)                                  10,000         10,000
   4.37%, 2/15/05                                       2,000          2,038
   1.30%, 2/23/05                                       4,000          3,999
   1.51%, 3/30/05 (a)                                   7,500          7,500
   2.02%, 6/8/05                                        2,500          2,500
   0.99%, 10/5/05 (a)                                   7,500          7,495
Freddie Mac,
   1.15%, 7/15/04                                      11,998         11,993
   1.22%, 9/9/04                                        2,000          1,995
   1.13%, 9/14/04                                       5,000          4,988
   1.15%, 9/14/04                                       5,000          4,988


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund Investments in Securities                   3
June 30, 2004 (Unaudited) (Continued)

                                                     Principal         Value
                                                         (000)         (000)
                                                     ---------      --------
U.S. GOVERNMENT AGENCIES (continued)
Freddie Mac (continued),
   1.25%, 9/28/04                                      $2,061       $  2,055
   1.20%, 10/19/04                                      7,500          7,472
   1.25%, 11/4/04                                       7,500          7,467
   1.27%, 12/6/04                                       5,646          5,614
   1.19%, 12/30/04                                      1,500          1,491
   1.23%, 1/11/05                                       1,500          1,490
   1.30%, 1/11/05                                       7,500          7,447
   1.40%, 1/19/05                                       2,224          2,206
   1.10%, 10/7/05 (a)                                   7,500          7,500
                                                                    --------
                                                                     262,920
                                                                    --------
TOTAL INVESTMENTS IN SECURITIES - 100.0%
   (Total Cost - $580,382) (c)                                       580,382
Cash and Other Assets, Less Liabilities - 0.0%                            74
                                                                    --------
NET ASSETS - 100.0%                                                 $580,456
                                                                    ========

NOTES TO INVESTMENTS IN SECURITIES
(a)  Variable rate security. Rate is as of June 30, 2004.
(b)  Agency obligations are not guaranteed by the U.S. Government.
     Tax Information
(c) As of June 30, 2004, the cost for federal tax purposes on a tax basis is the same as on a book basis.

--------------------------------------------------------------------------------
 TimesSquare VP Money Market Fund
                                                      Value        % of
 Ten Largest Positions (Unaudited)                    (000)    Net Assets
----------------------------------------------------------------------------
 Fannie Mae                                         $90,675        15.6%
 Freddie Mac                                         66,706        11.5
 Federal Farm Credit Bank                            64,510        11.1
 Federal Home Loan Bank                              41,029         7.1
 Old Line Funding Corp.                              23,348         4.0
 Barton Capital Corp.                                21,996         3.8
 Citicorp                                            21,787         3.8
 Goldman Sachs Group, Inc.                           20,999         3.6
 PepsiCo, Inc.                                       20,996         3.6
 Nestle Capital Corp.                                20,263         3.5
--------------------------------------------------------------------------------


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund                                             4

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)
(In Thousands)

Assets:
Investments in securities at value                                      $580,382
Cash                                                                         101
Interest receivable                                                          232
Investment for Trustees' deferred compensation plan                            1
                                                                        --------
  Total assets                                                           580,716
                                                                        --------
Liabilities:
Investment advisory fees payable                                             170
Administrative services fees payable                                          28
Custodian fees payable                                                        21
Audit and legal fees payable                                                  20
Insurance payable                                                             10
Shareholder reports                                                           10
Deferred Trustees' fees payable                                                1
                                                                        --------
  Total liabilities                                                          260
                                                                        --------
Net Assets                                                              $580,456
                                                                        ========
Components of Net Assets:
Paid in capital                                                         $580,456
                                                                        --------
Net Assets                                                              $580,456
                                                                        ========
Shares Outstanding                                                       580,454
                                                                        ========
Net Asset Value and Redemption Price per Share                          $   1.00
                                                                        ========
Cost of Investments                                                     $580,382
                                                                        ========

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)
(In Thousands)

Investment Income:
Income:
   Interest                                                             $2,579
                                                                        ------
Expenses:
   Investment advisory fees                               $  835
   Administrative services fees                               70
   Custodian fees and expenses                                62
   Auditing and legal fees                                    24
   Shareholder reports                                        10
   Trustees' fees                                              5
   Insurance expense                                           3
   Transfer agent fees                                         3
   Other                                                       1
                                                          ------
   Total expenses                                          1,013
                                                          ------
Net Investment Income                                                    1,566
                                                                        ------
Realized and Unrealized Gain (Loss)
   on Investments:
   Net realized gain from investments                                       --
                                                                        ------
Net Realized and Unrealized Gain (Loss)
   on Investments                                                           --
                                                                        ------
Net Increase in Net Assets Resulting
   From Operations                                                      $1,566
                                                                        ======

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund                                             5

Statements of Changes in Net Assets
(In Thousands)

                                               For the Six           For the
                                               Months Ended        Year Ended
                                              June 30, 2004       December 31,
                                               (Unaudited)            2003
                                                ----------          --------
Operations:
Net investment income                           $   1,566          $   2,939
                                                ---------          ---------
Net increase in net assets from operations          1,566              2,939
                                                ---------          ---------
Dividends and Distributions:
From net investment income                         (1,566)            (2,872)
                                                ---------          ---------
Total dividends and distributions                  (1,566)            (2,872)
                                                ---------          ---------
Capital Share Transactions:
Net proceeds from sales of shares                 381,483            546,426
Net asset value of shares issued to
   shareholders in reinvestment of dividends
   and distributions                                1,566              2,883
                                                ---------          ---------
                                                  383,049            549,309
Cost of shares redeemed                          (187,709)          (529,819)
                                                ---------          ---------
Net increase in net assets from
   Fund share transactions                        195,340             19,490
                                                ---------          ---------
Net Increase in Net Assets                        195,340             19,557
Net Assets:
Beginning of period                               385,116            365,559
                                                ---------          ---------
End of period                                   $ 580,456           $385,116
                                                =========          =========


                                               For the Six           For the
                                               Months Ended        Year Ended
                                              June 30, 2004       December 31,
                                               (Unaudited)            2003
                                                ----------          --------
Transactions in Capital Stock
Shares sold                                        381,483           546,426
Shares issued in reinvestment of
   dividends and distributions                       1,566             2,883
                                                ----------          --------
                                                   383,049           549,309
Shares redeemed                                   (187,709)         (529,819)
                                                ----------          --------
Net increase in shares outstanding                 195,340            19,490
                                                ==========          ========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund                                             6

Financial Highlights

                                             For the Six
                                            Months Ended                 For the Year Ended December 31,
                                            June 30, 2004  -------------------------------------------------------------
                                             (Unaudited)       2003        2002        2001        2000         1999
                                          ---------------- ----------- ----------- ----------- ------------- -----------
Per Share Operating Performance:
Net asset value, beginning of period         $   1.00        $  1.00     $  1.00     $  1.00    $   1.00       $  1.00
Income from investment operations:
Net investment income (a)                            (A)        0.01        0.01        0.04        0.06          0.05
                                             --------        -------     -------     -------    --------       -------
Total from investment operations                     (A)        0.01        0.01        0.04        0.06          0.05
                                             --------        -------     -------     -------    --------       -------
Less dividends and distributions:
Dividends from net investment income                 (A)       (0.01)      (0.01)      (0.04)      (0.06)        (0.05)
                                             --------        --------    --------    --------   --------       -------
Total dividends and distributions                    (A)       (0.01)      (0.01)      (0.04)      (0.06)        (0.05)
                                             --------        --------    --------    --------   --------       -------
Net asset value, end of period               $   1.00        $  1.00     $  1.00     $  1.00    $   1.00       $  1.00
                                             ========        ========    ========    ========   ========       =======
Total Return                                     0.32%(c)       0.77%       1.41%       3.73%       6.06%(b)      4.83%(b)
Ratios to Average Net Assets:
Gross expenses                                   0.42%(d)       0.44%       0.43%       0.48%       0.54%         0.64%
Fees and expenses waived by the Adviser          0.00%          0.00%       0.00%       0.00%       0.04%         0.14%
Net expenses                                     0.42%(d)       0.44%       0.43%       0.48%       0.50%         0.50%
Net investment income                            0.66%(d)       0.78%       1.37%       3.53%       6.01%         4.72%
Net Assets, End of Period (000 omitted)      $580,456       $385,116    $365,559    $217,305    $160,905       $31,345

(A) Less than $0.01 per share.
(a) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accountings.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund Notes To Financial Statements (Unaudited)   7


1. Significant Accounting Policies. TimesSquare VP Money Market Fund (the "Fund") is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation -- The Fund's investments are valued at amortized cost, which the Board of Trustees has determined constitutes fair value, and which, at June 30, 2004, approximated cost for federal income tax purposes.

B. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Securities gains and losses are recognized on the basis of identified cost.

C. Federal Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no federal income or excise taxes on realized income have been accrued. Distributions reported in the Statement of Changes in Net Assets from net investment income, including short-term capital gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

D. Dividends and Distributions to Shareholders -- Dividends from net investment income are declared and reinvested daily. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to paid-in capital may be required. For the six months ended June 30, 2004 the total tax distributions were $1,566,016.

2. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.35% applied to the average daily net assets of the Fund. TimesSquare has contractually agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, 0.50% of average daily net assets until April 30, 2005, and thereafter, to the extent described in the Fund's then current prospectus. Effective May 1, 2002, TimesSquare retains the right to be repaid by the Fund if the Fund's expenses fall below the

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund Notes To Financial Statements (Unaudited)   8
(Continued)


percentage specified above prior to the end of the fiscal year or within three years after TimesSquare waives advisory fees or reimburses the Fund's operating expenses. As of June 30, 2004, the Fund has no such liability.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, other affiliated CIGNA Variable Products Group Funds may invest in the Fund. TimesSquare will waive the amount of its advisory fee for the affiliated Funds in an amount that offsets the amount of the advisory fees incurred in the TimesSquare VP Money Market Fund.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2004, the Fund paid or accrued $69,551.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

3. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to Trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. Capital Stock. The Fund offers an unlimited number of shares of beneficial interest, without par value. Connecticut General Life Insurance Company, an indirect, wholly-owned subsidiary of CIGNA Corporation, TimesSquare VP Core Plus Bond Fund and TimesSquare VP S&P 500(RegTM) Index Fund are the shareholders of the Fund, with ownership of 97.4%, 1.7%, and 0.9%, respectively.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund                                             9


Trustees                                                               Officers
Russell H. Jones                    Marnie Wagstaff Mueller            Richard H. Forde
Senior Vice President,              Diocesan Consultant, Episcopal     Chairman of the Board
Chief Investment Officer, and       Diocese of Connecticut             and President
Treasurer, Kaman Corporation

Paul J. McDonald                    Carol Ann Hayes                    Alfred A. Bingham III
Special Advisor to the Board of     Director and Chair of Audit        Vice President and
Directors, Friendly Ice Cream       Committee, Reed and Barton         Treasurer
Corporation                         Corporation

Richard H. Forde                                                       Jeffrey S. Winer
Chief Investment Officer, CIGNA                                        Vice President and
Investment Management                                                  Secretary

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund is an open-end, diversified management investment company that invests in short-term money market instruments. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull
Street, Hartford, Connecticut 06103.
--------------------------------------------------------------------------------

[GRAPHIC OF LEAVES]

                                                      TIMESSQUARE
                                              VP S&P 500(R) INDEX
                                                             FUND

-----------------------------------------------------------------

                                                Semiannual Report
                                                    June 30, 2004


                                                                 [CIGNA LOGO](R)

--------------------------------------------------------------------------------
                                                                               1


Dear Shareholders:
Our commentary for TimesSquare VP S&P 500(RegTM) Index Fund (the "Fund") covering the six months ended June 30, 2004 follows.

Economy
The U.S. economic expansion continues to gather steam. The consensus is that real Gross Domestic Product will grow at a 4%+ rate in the second half of 2004. The manufacturing sector has been expanding for the past 13 months, and consumer confidence is improving. In the second quarter, companies began hiring new workers at a pace of around 250,000 jobs a month. The unemployment rate has fallen to 5.6%. Inflation, fueled by increasing food and energy prices, has become a concern. The year-over-year rate of increase of the Consumer Price Index was 3.0% in May, up from 1.7% at the end of March. Responding to the signs of inflation, the Federal Reserve raised the Fed Funds interest rate 0.25% to 1.25% on June 30 and announced that it was willing to move more aggressively in raising rates in the future if inflation data warranted.

Equity Markets
Equity markets were up nearly 4% through the first few weeks of the year, propelled by record revenues from Intel and good news in the auto and construction industries. After a brief period of profit-taking, a positive earnings surprise from CISCO, the highest non-manufacturing Institute for Supply Management Index number in seven years, and a two-year low in unemployment, the S&P 500(RegTM) Index reached its highest level since March 2002. Despite the strong durable goods report in late February, the market gave back much of its gains over the remainder of the quarter. A decrease in consumer confidence, increased terrorist threats and the unfavorable Microsoft ruling all took a toll and left the S&P 500(RegTM) Index up 1.69% for the first quarter.

Also in the first quarter, both the S&P MidCap Index (+5.06%) and the S&P Small Cap Index (+6.22%) outperformed the large capitalization index during the period. Within the large capitalization segment, value (+3.35%) outpaced growth (+0.02%), as measured by the respective S&P/Barra Indexes.

In the second quarter, the stock market, as measured by the S&P 500(RegTM) Index, returned 1.72%, as equity declines in April were offset by gains in May and June. Corporate earnings continued to surprise on the upside, but concerns over rising interest rates continued to dissuade buyers. For the second quarter, growth stocks (+2.69%) outperformed value stocks (+0.79%), as measured by the respective S&P/Barra Indexes. The S&P Small Cap Index (+3.60%) continued to outperform large cap stocks.

Performance Summary
Returns for the year ended December 31, 2003 (which do not reflect expenses associated with variable products through which the Fund may be offered and which would have been lower if such expenses were reflected) were:

                          Second Quarter     Year-to-date
Fund                            1.68%            3.35%
Lipper S&P 500
   Funds Average                1.56             3.13
S&P 500 Index                   1.72             3.44

--------------------------------------------------------------------------------
                                                                               2

Outlook
Financial markets are likely to remain in a volatile trading pattern through year end, with equity markets expected to continue to outperform bonds. Fixed income markets remain in a cyclical bear market and, in an environment of rising inflation and tightening monetary conditions, further market declines are highly likely. Assuming the pace of Fed monetary tightening is moderate and cautious, equity markets should not be seriously impacted by the shift in policy until 2005. However, a more aggressive monetary tightening next year could result in a sharp, but brief and temporary, equity market correction.


Sincerely,


/s/ Richard H. Forde

Richard H. Forde

Chairman of the Board and President
CIGNA Variable Products Group


Note: This commentary is not part of the Semiannual Report to Shareholders.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund Investments in Securities           3
June 30, 2004 (Unaudited)


                                             Number of              Value
                                                Shares               (000)
--------------------------------------------------------------------------
COMMON STOCKS - 92.2%
General Electric Co.                           157,800              $5,113
Microsoft Corp.                                167,000               4,770
Exxon Mobil Corp.                              101,424               4,504
Pfizer, Inc.                                   118,032               4,046
Citigroup, Inc.                                 79,672               3,705
Wal-Mart Stores, Inc.                           67,000               3,535
American International Group                    40,384               2,879
Intel Corp.                                    100,300               2,768
Bank of America Corp.                           31,616               2,675
Johnson & Johnson                               45,884               2,556
Cisco Systems, Inc. (a)                        106,300               2,519
International Business Machine Corp.            26,300               2,318
Procter & Gamble Co.                            40,000               2,178
Coca-Cola (The) Co.                             37,800               1,908
Merck & Co., Inc.                               34,400               1,634
Altria Group, Inc.                              31,700               1,587
ChevronTexaco Corp.                             16,534               1,556
Verizon Communications, Inc.                    42,726               1,546
Wells Fargo & Co.                               26,160               1,497
PepsiCo., Inc.                                  26,460               1,426
Dell, Inc. (a)                                  39,600               1,418
United Parcel Service, Inc., Class B            17,500               1,315
SBC Communications, Inc.                        51,194               1,241
Home Depot, Inc.                                35,250               1,241
Time Warner, Inc. (a)                           70,400               1,238
Morgan (J.P.) Chase & Co.                       31,806               1,233
Eli Lilly & Co.                                 17,400               1,216
Amgen, Inc. (a)                                 19,968               1,090
3M Co.                                          12,100               1,089
Fannie Mae                                      15,000               1,070
Tyco International Ltd.                         30,965               1,026
American Express Co.                            19,900               1,022
Hewlett-Packard Co.                             47,224                 996
Abbott Laboratories                             24,200                 986
Comcast Corp., Class A (a)                      34,862                 977
Viacom, Inc., Class B                           27,033                 966
Oracle Corp. (a)                                80,872                 965
eBay, Inc. (a)                                  10,000                 920


                                             Number of               Value
                                                Shares               (000)
--------------------------------------------------------------------------
Medtronic, Inc.                                 18,800                $916
Qualcomm, Inc.                                  12,500                 912
Wachovia Corp.                                  20,328                 905
Morgan Stanley Dean Witter & Co.                16,940                 894
Bank One Corp.                                  17,319                 883
US Bancorp                                      29,751                 820
Merrill Lynch & Co., Inc.                       15,000                 810
Disney (Walt) Co.                               31,700                 808
ConocoPhillips                                  10,568                 806
Yahoo, Inc. (a)                                 20,600                 748
Wyeth                                           20,600                 745
BellSouth Corp.                                 28,300                 742
Bristol-Myers Squibb Co.                        30,000                 735
United Technologies Corp.                        8,000                 732
Goldman Sachs Group, Inc.                        7,500                 706
du Pont (E.I.) de Nemours & Co.                 15,478                 688
Anheuser-Busch Cos., Inc.                       12,600                 680
Freddie Mac                                     10,700                 677
Boeing (The) Co.                                13,076                 668
Gillette (The), Co.                             15,600                 661
Motorola, Inc.                                  36,191                 660
Texas Instruments, Inc.                         26,800                 648
Lowe's Companies, Inc.                          12,200                 641
First Data Corp.                                13,758                 613
UnitedHealth Group, Inc.                         9,700                 604
AT&T Wireless Services, Inc. (a)                42,139                 603
Target Corp.                                    14,100                 599
Dow (The) Chemical Co.                          14,410                 586
Schlumberger Ltd.                                9,100                 578
Walgreen Co.                                    15,900                 576
Boston Scientific Corp. (a)                     12,700                 544
Washington Mutual, Inc.                         13,907                 537
Applied Materials, Inc. (a)                     26,000                 510
MBNA Corp.                                      19,752                 509
Kimberly-Clark Corp.                             7,732                 509
Allstate (The) Corp.                            10,896                 507
McDonald's Corp.                                19,500                 507
Honeywell International, Inc.                   13,287                 487
Colgate-Palmolive Co.                            8,200                 479


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund Investments in Securities           4
June 30, 2004 (Unaudited) (Continued)


                                             Number of               Value
                                                Shares               (000)
--------------------------------------------------------------------------
Cardinal Health, Inc.                            6,775                $475
Fifth Third Bancorp                              8,758                 471
Illinois Tool Works, Inc.                        4,800                 460
Carnival Corp.                                   9,700                 456
Nextel Communications, Inc., Class A (a)        17,000                 453
Alcoa, Inc.                                     13,468                 445
Ford Motor Co.                                  28,297                 443
Caterpillar, Inc.                                5,400                 429
EMC Corp. (a)                                   37,424                 427
Metlife, Inc.                                   11,800                 423
Schering-Plough Corp.                           22,800                 421
St. Paul (The) Travelers Companies, Inc.        10,291                 417
Emerson Electric Co.                             6,500                 413
General Motors Corp.                             8,700                 405
Prudential Financial, Inc.                       8,400                 390
Sprint Corp. (FON Group)                        22,000                 387
Cendant Corp.                                   15,604                 382
Automatic Data Processing, Inc.                  9,100                 381
FedEx Corp.                                      4,600                 376
Marsh & McLennan Cos., Inc.                      8,200                 372
Lockheed Martin Corp.                            6,960                 362
Sysco Corp.                                     10,000                 359
Gannett Co., Inc.                                4,200                 356
Bank (The) of New York Co., Inc.                12,000                 354
Clear Channel Communications, Inc.               9,500                 351
Exelon Corp.                                    10,250                 341
Stryker Corp.                                    6,200                 341
Gap (The), Inc.                                 13,862                 336
Zimmer Holdings, Inc. (a)                        3,780                 333
International Paper Co.                          7,451                 333
Avon Products, Inc.                              7,200                 332
Southern (The) Co.                              11,300                 329
National City Corp.                              9,400                 329
Baxter International, Inc.                       9,400                 324
Forest Laboratories, Inc. (a)                    5,700                 323
Aflac, Inc.                                      7,900                 322
Lehman Brothers Holdings, Inc.                   4,280                 322
HCA, Inc.                                        7,700                 320
Biogen Idec, Inc. (a)                            5,035                 318


                                             Number of               Value
                                                Shares               (000)
--------------------------------------------------------------------------
Dominion Resources, Inc.                         4,999                $315
BB&T Corp.                                       8,500                 314
Nike, Inc., Class B                              4,100                 311
Hartford Financial Services Group                4,500                 309
General Dynamics Corp.                           3,100                 308
Northrop Grumman Corp.                           5,678                 305
Countrywide Financial Corp.                      4,200                 295
Costco Wholesale Corp.                           7,100                 292
Harley-Davidson, Inc.                            4,700                 291
Occidental Petroleum Corp.                       6,000                 290
Progressive (The) Corp.                          3,400                 290
SunTrust Banks, Inc.                             4,400                 286
Duke Energy Corp.                               14,024                 285
SLM Corp.                                        7,000                 283
Sara Lee Corp.                                  12,200                 280
General Mills, Inc.                              5,800                 276
Waste Management, Inc.                           8,932                 274
Analog Devices, Inc.                             5,800                 273
Corning, Inc. (a)                               20,900                 273
WellPoint Health Networks (a)                    2,400                 269
Guidant Corp.                                    4,800                 268
Kellogg Co.                                      6,400                 268
Maxim Integrated Products                        5,100                 267
Deere & Co.                                      3,800                 267
Starbucks Corp. (a)                              6,100                 265
Newmont Mining Corp.                             6,735                 261
CVS Corp.                                        6,100                 256
Golden West Financial Corp.                      2,400                 255
State Street Corp.                               5,200                 255
Best Buy Co., Inc.                               5,000                 254
Computer Associates International, Inc.          9,012                 253
Electronic Arts, Inc. (a)                        4,600                 251
Lucent Technologies, Inc. (a)                   65,936                 249
Danaher Corp.                                    4,800                 249
Capital One Financial Corp.                      3,600                 246
Alltel Corp.                                     4,800                 243
Apollo Group, Inc., Class A (a)                  2,700                 238
Union Pacific Corp.                              4,000                 238
Devon Energy Corp.                               3,600                 238


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund Investments in Securities           5
June 30, 2004 (Unaudited) (Continued)


                                             Number of                 Value
                                                Shares                 (000)
----------------------------------------------------------------------------
Tribune Co.                                      5,100                  $232
Anadarko Petroleum Corp.                         3,933                   230
McGraw-Hill (The) Cos., Inc.                     3,000                   230
Raytheon Co.                                     6,400                   229
PNC Financial Services Group, Inc.               4,300                   228
Caremark Rx, Inc. (a)                            6,900                   227
Staples, Inc.                                    7,750                   227
Burlington Resources, Inc.                       6,220                   225
ConAgra Foods, Inc.                              8,300                   225
Kohl's Corp. (a)                                 5,300                   224
Sun Microsystems, Inc. (a)                      50,900                   221
Wrigley (Wm) Jr. Co.                             3,500                   221
Omnicom Group                                    2,900                   220
Broadcom Corp., Class A (a)                      4,700                   220
Apache Corp.                                     5,022                   219
Masco Corp.                                      7,000                   218
ManuLife Financial Corp.                         5,333                   216
Weyerhaeuser Co.                                 3,400                   215
Agilent Technologies, Inc. (a)                   7,328                   215
Heinz (H.J) Co.                                  5,400                   212
Symantec Corp. (a)                               4,800                   210
Kroger Co. (a)                                  11,500                   209
International Game Technology                    5,400                   208
Coca-Cola Enterprises, Inc.                      7,100                   206
Halliburton Co.                                  6,800                   206
Southwest Airlines Co.                          12,187                   204
St. Jude Medical, Inc. (a)                       2,700                   204
TXU Corp.                                        5,000                   203
Burlington Northern Santa Fe Corp.               5,767                   202
Schwab, (The) Charles Corp.                     21,025                   202
Becton Dickinson & Co.                           3,900                   202
Entergy Corp.                                    3,600                   202
Marathon Oil Corp.                               5,300                   201
Praxair, Inc.                                    5,000                   200
Aetna, Inc.                                      2,342                   199
SouthTrust Corp.                                 5,100                   198
Chubb Corp.                                      2,900                   198
Mellon Financial Corp.                           6,700                   197
Paychex, Inc.                                    5,800                   197


                                             Number of               Value
                                                Shares               (000)
--------------------------------------------------------------------------
Baker Hughes, Inc.                               5,190                $195
Franklin Resources, Inc.                         3,900                 195
American Electric Power Co., Inc.                6,100                 195
Keycorp                                          6,516                 195
Lexmark International, Inc., Class A (a)         2,000                 193
FirstEnergy Corp.                                5,100                 191
Linear Technology Corp.                          4,800                 189
TJX Cos., Inc.                                   7,800                 188
Anthem, Inc. (a)                                 2,100                 188
Apple Computer, Inc. (a)                         5,700                 185
FPL Group, Inc.                                  2,900                 185
Hershey Foods Corp.                              4,000                 185
Ingersoll-Rand Co., Class A                      2,700                 184
Air Products & Chemicals, Inc.                   3,500                 184
Veritas Software Corp. (a)                       6,600                 183
ACE Ltd.                                         4,300                 182
PG&E Corp. (a)                                   6,500                 182
AT&T Corp.                                      12,285                 180
Marriott International, Inc., Class A            3,600                 180
Allergan, Inc.                                   2,000                 179
Xerox Corp. (a)                                 12,300                 178
Biomet, Inc.                                     4,000                 178
Clorox Co.                                       3,300                 177
Bed Bath & Beyond, Inc. (a)                      4,600                 177
Xilinx, Inc.                                     5,300                 177
Principal Financial Group                        5,000                 174
Loews Corp.                                      2,900                 174
Fortune Brands, Inc.                             2,300                 173
Safeway, Inc. (a)                                6,800                 172
Adobe Systems, Inc.                              3,700                 172
Campbell Soup Co.                                6,400                 172
Yum! Brands, Inc.                                4,580                 170
Equity Office Properties Trust                   6,200                 169
Archer-Daniels-Midland Co.                       9,987                 168
Progress Energy, Inc.                            3,800                 167
Genzyme Corp. (General Division) (a)             3,500                 166
PPG Industries, Inc.                             2,600                 162
Norfolk Southern Corp.                           6,100                 162
Univision Communications, Inc., Class A (a)      5,000                 159


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund Investments in Securities          6
June 30, 2004 (Unaudited) (Continued)


                                                Number of            Value
                                                   Shares            (000)
--------------------------------------------------------------------------
Pitney Bowes, Inc.                                  3,600             $159
Monsanto Co.                                        4,135              159
Penney (J.C.) Co., Inc.                             4,200              159
XL Capital Ltd.                                     2,100              158
M&T Bank Corp                                       1,800              157
Medco Health Solutions, Inc. (a)                    4,166              156
Paccar, Inc.                                        2,687              156
Eaton Corp.                                         2,400              155
McKesson Corp.                                      4,523              155
Johnson Controls, Inc.                              2,900              155
Simon Property Group, Inc.                          3,000              154
Unocal Corp.                                        4,000              152
Albertson's, Inc.                                   5,713              152
CIGNA Corp. (b)                                     2,200              151
Charter One Financial, Inc.                         3,424              151
Comerica, Inc.                                      2,750              151
Moody's Corp.                                       2,300              149
Kla-Tencor Corp. (a)                                3,000              148
Public Service Enterprise Group                     3,700              148
Valero Energy Corp.                                 2,000              148
Rohm & Haas Co.                                     3,485              145
Georgia-Pacific Corp.                               3,916              145
Micron Technology, Inc. (a)                         9,400              144
Transocean, Inc. (a)                                4,971              144
Northern Trust Corp.                                3,400              144
Starwood Hotels & Resorts Worldwide, Inc.           3,200              144
Electronic Data Systems Corp.                       7,400              142
Consolidated Edison, Inc.                           3,500              139
AmSouth Bancorp                                     5,400              138
Federated Department Stores                         2,800              137
AON Corp.                                           4,825              137
Bear Stearns (The) Cos., Inc.                       1,625              137
Marshall & Ilsley Corp.                             3,500              137
Quest Diagnostics                                   1,600              136
Computer Sciences Corp. (a)                         2,900              135
Limited Brands, Inc.                                7,200              135
Block (H&R), Inc.                                   2,800              134
American Standard Cos., Inc. (a)                    3,300              133
Lincoln National Corp.                              2,800              132


                                                Number of            Value
                                                   Shares            (000)
--------------------------------------------------------------------------
Altera Corp. (a)                                    5,900             $131
Dover Corp.                                         3,100              131
Chiron Corp. (a)                                    2,900              129
Sears Roebuck and Co.                               3,400              128
Edison International                                5,000              128
Equity Residential                                  4,300              128
Ecolab, Inc.                                        4,000              127
MBIA, Inc.                                          2,200              126
Textron, Inc.                                       2,100              125
Regions Financial Corp.                             3,400              124
Cintas Corp.                                        2,600              124
PPL Corp.                                           2,700              124
National Semiconductor Corp. (a)                    5,600              123
Sempra Energy                                       3,554              122
May (The) Department Stores Co.                     4,450              122
Pepsi Bottling Group, Inc.                          4,000              122
Mattel, Inc.                                        6,645              121
AMBAC Financial Group, Inc.                         1,650              121
Ameren Corp.                                        2,800              120
Intuit, Inc. (a)                                    3,100              120
Eastman Kodak Co.                                   4,400              119
Synovus Financial Corp.                             4,650              118
Fiserv, Inc. (a)                                    3,000              117
ITT Industries, Inc.                                1,400              116
BJ Services Co. (a)                                 2,500              115
Sungard Data Systems, Inc. (a)                      4,400              114
Cincinnati Financial Corp.                          2,625              114
Network Appliance, Inc. (a)                         5,300              114
MGIC Investment Corp.                               1,500              114
Kinder Morgan, Inc.                                 1,900              113
Jefferson-Pilot Corp.                               2,212              112
Autozone, Inc. (a)                                  1,400              112
Affiliated Computer Services, Inc. (a)              2,100              111
Amerada Hess Corp.                                  1,400              111
Hilton Hotels Corp.                                 5,900              110
Phelps Dodge Corp.                                  1,416              110
Donnelley (RR) & Sons Co.                           3,300              109
Avery Dennison Corp.                                1,700              109
Rockwell Automation, Inc.                           2,900              109


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund Investments in Securities           7
June 30, 2004 (Unaudited) (Continued)


                                                Number of            Value
                                                   Shares            (000)
--------------------------------------------------------------------------
Parker Hannifin Corp.                               1,825             $109
CSX Corp.                                           3,300              108
EOG Resources, Inc.                                 1,800              107
DTE Energy Co.                                      2,600              105
Genuine Parts Co.                                   2,650              105
Peoplesoft, Inc. (a)                                5,630              104
Nabors Industries Ltd. (a)                          2,300              104
Xcel Energy, Inc.                                   6,220              104
Cinergy Corp.                                       2,720              103
Avaya, Inc. (a)                                     6,528              103
New York Times Co., Class A                         2,300              103
Dollar General Corp.                                5,247              103
AmerisourceBergen Corp.                             1,700              102
Newell Rubbermaid, Inc.                             4,207               99
Pulte Homes, Inc.                                   1,900               99
Constellation Energy Group, Inc.                    2,600               99
Qwest Communications International (a)             27,301               98
Torchmark Corp.                                     1,800               97
Tenet Healthcare Corp. (a)                          7,150               96
T. Price Rowe Group, Inc.                           1,900               96
Sherwin-Williams (The) Co.                          2,300               96
Molex, Inc.                                         2,975               95
AES (The) Corp. (a)                                 9,600               95
Williams Companies., Inc.                           8,000               95
Express Scripts, Inc. (a)                           1,200               95
Harrah's Entertainment, Inc.                        1,750               95
UST, Inc.                                           2,600               94
Rockwell Collins, Inc.                              2,800               93
Safeco Corp.                                        2,100               92
Prologis                                            2,800               92
Delphi Corp.                                        8,626               92
Nucor Corp.                                         1,200               92
KeySpan Corp.                                       2,500               92
Brown-Forman Corp., Class B                         1,900               92
Plum Creek Timber Co., Inc.                         2,800               91
Waters Corp. (a)                                    1,900               91
Bard (C.R.), Inc.                                   1,600               91
MeadWestvaco Corp.                                  3,076               90
Freeport-McMoRan Copper & Gold, Class B             2,700               90


                                                Number of            Value
                                                   Shares            (000)
--------------------------------------------------------------------------
Nordstrom, Inc.                                     2,100              $89
Medimmune, Inc. (a)                                 3,800               89
Union Planters Corp.                                2,950               88
Interpublic (The) Group of Cos., Inc. (a)           6,400               88
Reynolds (RJ) Tobacco Holdings, Inc.                1,300               88
North Fork Bancorporation, Inc.                     2,300               88
Centex Corp.                                        1,900               87
IMS Health, Inc.                                    3,700               87
Knight-Ridder, Inc.                                 1,200               86
First Horizon National Corp.                        1,900               86
Zions Bancorporation                                1,400               86
Office Depot, Inc. (a)                              4,800               86
Advanced Micro Devices, Inc. (a)                    5,400               86
Health Management Associates, Class A               3,800               85
Tiffany & Co.                                       2,300               85
NiSource, Inc.                                      4,100               85
JDS Uniphase Corp. (a)                             22,200               84
Solectron Corp. (a)                                12,900               83
Cooper Industries Ltd., Class A                     1,400               83
Mylan Laboratories                                  4,100               83
Scientific-Atlanta, Inc.                            2,400               83
VF Corp.                                            1,700               83
Kerr-McGee Corp.                                    1,538               83
Siebel Systems, Inc. (a)                            7,700               82
Family Dollar Stores, Inc.                          2,700               82
Huntington Bancshares, Inc.                         3,566               82
Grainger (W.W.), Inc.                               1,400               81
Leggett & Platt, Inc.                               3,000               80
Thermo Electron Corp. (a)                           2,600               80
Noble Corp. (a)                                     2,100               80
Jones Apparel Group, Inc.                           2,000               79
EL Paso Corp.                                       9,943               78
Jabil Circuit, Inc. (a)                             3,100               78
Robert Half International, Inc.                     2,600               77
Sunoco, Inc.                                        1,200               76
Vulcan Materials Co.                                1,600               76
Whirlpool Corp.                                     1,100               75
Novellus Systems, Inc. (a)                          2,400               75
Black & Decker Corp.                                1,200               75


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund Investments in Securities           8
June 30, 2004 (Unaudited) (Continued)


                                                Number of            Value
                                                   Shares            (000)
--------------------------------------------------------------------------
NCR Corp. (a)                                       1,500              $74
UnumProvident Corp.                                 4,625               74
Autonation, Inc. (a)                                4,300               74
Sanmina-SCI Corp. (a)                               8,000               73
Autodesk, Inc.                                      1,700               73
Sealed Air Corp. (a)                                1,361               73
RadioShack Corp.                                    2,500               72
McCormick & Co., Inc.                               2,100               71
Unisys Corp. (a)                                    5,100               71
Alberto-Culver Co.                                  1,400               70
Mercury Interactive Corp. (a)                       1,400               70
Applera Corp.--Applied Biosystems Group             3,200               70
Teradyne, Inc. (a)                                  3,000               68
CenturyTel, Inc.                                    2,250               68
Hospira, Inc. (a)                                   2,420               67
Providian Financial Corp. (a)                       4,500               66
Allied Waste Industries, Inc. (a)                   5,000               66
Sigma-Aldrich Corp.                                 1,100               66
Ball Corp.                                            900               65
BMC Software, Inc. (a)                              3,500               65
Supervalu, Inc.                                     2,100               64
E*Trade Financial Corp. (a)                         5,700               64
United States Steel Corp.                           1,800               63
Engelhard Corp.                                     1,950               63
Wendy's International, Inc.                         1,800               63
Fluor Corp.                                         1,300               62
Liz Claiborne, Inc.                                 1,700               61
Janus Capital Group, Inc.                           3,700               61
American Power Conversion                           3,100               61
Pactiv Corp. (a)                                    2,400               60
Comverse Technology, Inc. (a)                       3,000               60
Sabre Holdings Corp., Class A                       2,140               59
Stanley (The) Works                                 1,300               59
Dow Jones & Co., Inc.                               1,300               59
Goodrich Corp.                                      1,800               58
Ashland, Inc.                                       1,100               58
Brunswick Corp.                                     1,400               57
Pinnacle West Capital Corp.                         1,400               57
Reliant Energy, Inc. (a)                            5,210               56


                                                Number of            Value
                                                   Shares            (000)
--------------------------------------------------------------------------
Tellabs, Inc. (a)                                   6,400              $56
Eastman Chemical Co.                                1,200               55
Temple-Inland, Inc.                                   800               55
Equifax, Inc.                                       2,200               54
Centerpoint Energy, Inc.                            4,707               54
Citizens Communications Co. (a)                     4,400               53
Symbol Technologies, Inc.                           3,600               53
Toys R US, Inc. (a)                                 3,300               53
Darden Restaurants, Inc.                            2,550               52
International Flavors & Fragrances, Inc.            1,400               52
Bausch & Lomb, Inc.                                   800               52
Federated Investors, Inc., Class B                  1,700               52
Nvidia Corp. (a)                                    2,500               51
Citrix Systems, Inc. (a)                            2,500               51
Hasbro, Inc.                                        2,675               51
Andrew Corp. (a)                                    2,493               50
Pall Corp.                                          1,900               50
Boise Cascade Corp.                                 1,300               49
Novell, Inc. (a)                                    5,800               49
KB Home                                               700               48
Dana Corp.                                          2,343               46
Manor Care, Inc.                                    1,400               46
Watson Pharmaceuticals, Inc. (a)                    1,700               46
Bemis Co.                                           1,600               45
Millipore Corp. (a)                                   800               45
LSI Logic Corp. (a)                                 5,900               45
Tektronix, Inc.                                     1,300               44
Meredith Corp.                                        800               44
Cummins, Inc.                                         700               44
Monster Worldwide, Inc. (a)                         1,700               44
Apartment Investment & Mgt. Co., Class A            1,400               44
Coors (Adolph) Co., Class B                           600               43
King Pharmaceuticals, Inc. (a)                      3,766               43
Circuit City Stores, Inc.                           3,300               43
Navistar International Corp. (a)                    1,100               43
Humana, Inc. (a)                                    2,500               42
PerkinElmer, Inc.                                   2,000               40
Ryder System, Inc.                                  1,000               40
QLogic Corp. (a)                                    1,500               40


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund Investments in Securities           9
June 30, 2004 (Unaudited) (Continued)


                                                Number of            Value
                                                   Shares            (000)
--------------------------------------------------------------------------
Compuware Corp. (a)                                 5,900              $39
Rowan Cos., Inc. (a)                                1,600               39
PMC--Sierra, Inc. (a)                               2,700               39
Louisiana-Pacific Corp.                             1,600               38
ADC Telecommunications, Inc. (a)                   12,500               35
Deluxe Corp.                                          800               35
TECO Energy, Inc.                                   2,900               35
Convergys Corp. (a)                                 2,200               34
Reebok International Ltd.                             900               32
Carmax, Inc. (a)                                    1,475               32
Snap-On, Inc.                                         950               32
Del Monte Foods Co. (a)                             3,081               31
Allegheny Energy, Inc. (a)                          2,000               31
Maytag Corp.                                        1,200               29
Dillard's, Inc., Class A                            1,300               29
Crane Co.                                             900               28
Calpine Corp. (a)                                   6,400               28
Advanced Medical Optics, Inc. (a)                     644               27
Ciena Corp. (a)                                     7,300               27
Worthington Industries                              1,300               27
Smucker (J.M.) Co.                                    578               27
Gateway, Inc. (a)                                   5,800               26
Big Lots, Inc. (a)                                  1,800               26
Applied Micro Circuits Corp. (a)                    4,800               26
Cooper Tire & Rubber Co.                            1,100               25
Peoples Energy Corp.                                  600               25
Dynegy, Inc., Class A (a)                           5,800               25
Goodyear (The) Tire & Rubber Co. (a)                2,700               25
Thomas & Betts Corp.                                  900               25
Visteon Corp.                                       2,051               24
Nicor, Inc.                                           700               24
American Greetings, Class A (a)                     1,000               23
Allegheny Technologies, Inc.                        1,270               23
CMS Energy Corp. (a)                                2,500               23
Great Lakes Chemical Corp.                            800               22
Hercules, Inc. (a)                                  1,700               21
Parametric Technology Corp. (a)                     4,100               21
Piper Jaffray Companies (a)                           381               17
Winn-Dixie Stores, Inc. (a)                         2,200               16


                                                Number of            Value
                                                   Shares            (000)
--------------------------------------------------------------------------
Power-One, Inc. (a)                                 1,300         $     14
Delta Air Lines, Inc. (a)                           1,900               14
Texas Genco Holdings, Inc.                            300               14
Eagle Materials, Inc.                                 178               12
EnPro Industries, Inc. (a)                            460               11
Hudson Highland Group, Inc. (a)                       165                5
Eagle Materials, Inc.                                  53                4
Mirant Corp. (a)                                    7,960                3
Cavco Industries, Inc. (a)                             60                2
Agere Systems, Inc., Class A (a)                      823                2
Unilever NV                                             1               --
Kadant, Inc. (a)                                        1               --
                                                                  --------
Total Common Stocks
 (Cost - $164,358)                                                 164,668
                                                                  --------
SHORT-TERM OBLIGATIONS - 7.7%
Money Market Fund - 5.5%
TimesSquare VP Money Market Fund (c)            9,730,888            9,731
                                                                  --------

                                                    Principal
                                                        (000)
                                                   ----------
U.S. Government - 2.2%
U.S. Treasury Bills,
 0.98%, 9/30/04 (d)                                    $1,500        1,496
 1.00%, 9/30/04 (d)                                     2,500        2,494
                                                                  --------
                                                                     3,990
                                                                  --------
Total Short-Term Obligations
 (Cost - $13,721)                                                   13,721
                                                                  --------
TOTAL INVESTMENTS IN SECURITIES - 99.9%
 (Total Cost - $178,079) (e)                                       178,389
Cash and Other Assets, Less Liabilities - 0.1%                         121
                                                                  --------
NET ASSETS - 100.0%                                               $178,510
                                                                  ========


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund Investments in Securities          10
June 30, 2004 (Unaudited) (Continued)

--------------------------------------------------------------------------------


NOTES TO INVESTMENTS IN SECURITIES
(a) Non-income producing securities.
(b) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is an indirect wholly owned subsidiary of CIGNA Corp.
(c) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the TimesSquare VP Money Market Fund.
(d) This security, or a portion thereof, was pledged as collateral for Stock
    Index Futures Contracts. At June 30, 2004, the Fund was long 50 S&P
    500(RegTM) Futures Contracts expiring in September 2004. Unrealized gains amounted to $211,875. Underlying face value was $14,043,125 and underlying market value was $14,255,000.
    Tax Information
(e) At June 30, 2004, the net unrealized depreciation of investments, based on cost for federal income tax purposes of $178,950,080, was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of
    value over tax cost                                       $27,339,124

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value                                           (27,900,693)
                                                              -----------
   Unrealized depreciation - net                              $  (561,569)
                                                              ===========

--------------------------------------------------------------------------------

-------------------------------------------------------------
  CIGNA Variable Products S&P 500(RegTM) Index Fund

                                        Market      % of
                                         Value      Net
  Ten Largest Positions (Unaudited)      (000)     Assets
-----------------------------------------------------------
  General Electric Co.                $5,113        2.9%
  Microsoft Corp.                      4,770        2.7
  Exxon Mobil Corp.                    4,504        2.5
  Pfizer, Inc.                         4,046        2.3
  Citigroup, Inc.                      3,705        2.1
  Wal-Mart Stores, Inc.                3,535        2.0
  American International Group         2,879        1.6
  Intel Corp.                          2,768        1.6
  Bank of America Corp.                2,675        1.5
  Johnson & Johnson                    2,556        1.4
-------------------------------------------------------------


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund                                    11


Statement of Assets and Liabilities
June 30, 2004 (Unaudited)
(In Thousands)


Assets:
Investments in securities at value                                $178,389
Interest and dividends receivable, net of withholding taxes            184
Investment for Trustees' deferred compensation plan                     88
Futures variation margin receivable                                     57
Receivable for fund shares sold                                          4
                                                                  --------
  Total assets                                                     178,722
                                                                  --------
Liabilities:
Deferred Trustees' fees payable                                         88
Custodian fees payable                                                  26
Audit and legal fees payable                                            21
Payable for Fund shares redeemed                                        19
Administrative services fees payable                                    19
Insurance expenses payable                                              14
Shareholder reports payable                                             13
Advisory fees payable                                                   12
                                                                  --------
  Total liabilities                                                    212
                                                                  --------
Net Assets                                                        $178,510
                                                                  ========
Components of Net Assets:
Paid in capital                                                   $157,320
Undistributed net investment income                                  2,204
Accumulated net realized gain                                       18,464
Net unrealized appreciation of investments and futures                 522
                                                                  --------
Net Assets                                                        $178,510
                                                                  ========
Shares Outstanding                                                  10,914
                                                                  ========
Net Asset Value and Redemption Price per Share                    $  16.36
                                                                  ========
Cost of Investments                                               $178,079
                                                                  ========


Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)
(In Thousands)


Investment Income:
Income:
   Dividends                                                       $ 1,581
   Interest                                                             17
                                                                   -------
                                                                     1,598
Expenses:
   Investment advisory fees                            $ 225
   Custodian fees and expenses                            78
   Administrative services fees                           46
   Auditing and legal fees                                22
   Shareholder reports                                    12
   Transfer agent fees                                     3
   Trustees' fees                                          3
   Other                                                   3
                                                       ------
   Total expenses                                        392
   Less expenses waived by Adviser                      (127)
                                                       ------
   Net expenses                                        $ 265
                                                       ------
Net Investment Income                                                1,333
                                                                   -------
Realized and Unrealized Gain on
   Investments:
   Net realized gain from:
    Futures contracts                                                1,747
    Investments                                                     16,845
                                                                   -------
                                                                    18,592
                                                                   -------
   Net change in unrealized appreciation of:
    Futures contracts                                                 (332)
    Investments                                                    (11,832)
                                                                   -------
                                                                   (12,164)
                                                                   -------
Net Realized and Unrealized Gain on
   Investments                                                       6,428
                                                                   -------
Net Increase in Net Assets Resulting from
   Operations                                                      $ 7,761
                                                                   =======


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund                                    12


Statements of Changes in Net Assets
(In Thousands)


                                                  For the Six           For the
                                                  Months Ended        Year Ended
                                                 June 30, 2004       December 31,
                                                  (Unaudited)            2003
                                                 -------------       ------------
Operations:
Net investment income                                $  1,333          $  2,898
Net realized gain on investments                       18,592             5,298
Net unrealized appreciation (depreciation)
   on investments                                     (12,164)           43,080
                                                     --------          --------
Net increase in net assets from operations              7,761            51,276
                                                     --------          --------
Dividends and Distributions:
From net investment income                                 --            (4,276)
From net realized gain                                     --            (2,574)
                                                     --------          --------
Total dividends and distributions                          --            (6,850)
                                                     --------          --------
Capital Share Transactions:
Net proceeds from shares sold                           4,866            66,928
Net asset value of shares issued to
   shareholders in reinvestment of
   dividends and distributions                             --             6,850
                                                     --------          --------
                                                        4,866            73,778
Cost of shares redeemed                               (68,206)          (71,408)
                                                     --------          --------
Net increase (decrease) in net assets from
   Fund share transactions                            (63,340)            2,370
                                                     --------          --------
Net Increase (Decrease) in Net Assets                 (55,579)           46,796
Net Assets:
Beginning of period                                   234,089           187,293
                                                     --------          --------
End of period*                                       $178,510          $234,089
                                                     ========          ========
* includes undistributed net investment
  income of:                                         $  2,204          $    871
                                                     ========          ========


                                                  For the Six           For the
                                                  Months Ended        Year Ended
                                                 June 30, 2004       December 31,
                                                  (Unaudited)            2003
                                                 -------------       ------------
Transactions in Capital Stock:
Shares sold                                               300              4,884
Shares issued in reinvestment of
   dividends and distributions                             --                439
                                                       ------             ------
                                                          300              5,323
Shares redeemed                                        (4,172)            (5,261)
                                                       ------             ------
Net increase (decrease) in shares
   outstanding                                         (3,872)                62
                                                       ======             ======

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund                                    13


Financial Highlights
--------------------------------------------------------------------------------

                                                   For the Six
                                                   Months Ended                       For the Year Ended December 31,
                                                   June 30, 2004  ------------------------------------------------------------------
                                                    (Unaudited)       2003         2002          2001           2000        1999
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                 $  15.83       $  12.72     $  17.31      $  19.95       $  22.83     $  19.73
                                                     --------       --------     --------      --------       --------     --------
Income from investment operations:
Net investment income (a)                                0.14           0.21         0.23          0.23           0.35         0.32
Net realized and unrealized gain (loss)                  0.39           3.38        (4.13)        (2.66)         (2.49)        3.75
                                                     --------       --------     ---------     --------       --------     --------
Total from investment operations                         0.53           3.59        (3.90)        (2.43)         (2.14)        4.07
                                                     --------       --------     ---------     --------       --------     --------
Less dividends and distributions:
From net investment income                                 --          (0.30)       (0.22)        (0.21)         (0.44)       (0.51)
From capital gains                                         --          (0.18)       (0.47)           --          (0.30)       (0.46)
                                                     --------       --------     --------      --------       --------     --------
Total dividends and distributions                          --          (0.48)       (0.69)        (0.21)         (0.74)       (0.97)
                                                     --------       --------     --------      --------       --------     --------
Net asset value, end of period                       $  16.36       $  15.83     $  12.72      $  17.31       $  19.95     $  22.83
                                                     ========       ========     ========      ========       ========     ========
Total Return (b)                                         3.35%(c)      28.27%      (22.51)%      (12.18)%        (9.37)%      20.77%
Ratios to Average Net Assets:
Gross expenses                                           0.37%(d)       0.37%        0.37%         0.35%          0.36%        0.38%
Fees and expenses waived or borne by the Adviser         0.12%(d)       0.12%        0.12%         0.10%          0.11%        0.13%
Net expenses                                             0.25%(d)       0.25%        0.25%         0.25%          0.25%        0.25%
Net investment income                                    1.26%(d)       1.42%        1.32%         1.38%          1.64%        1.57%
Portfolio Turnover                                          1%(c)          2%           7%            2%             4%           3%
Net assets, End of Period (000 omitted)              $178,510       $234,089     $187,293      $302,802       $292,739     $282,781



(a) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c)  Not annualized
(d)  Annualized


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund Notes to Financial Statements      14
(Unaudited)


1. Utilization of Indexation Approach.
TimesSquare VP S&P 500(RegTM) Index Fund (the "Fund") seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500(RegTM) Composite Stock Price Index.

2. Significant Accounting Policies. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation -- Equity securities, including warrants, that are listed on a national securities exchange or are part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value, as determined in good faith by, or under the authority of, the Trust's Board of Trustees. The Fund's Board of Trustees has designated the Pricing Committee of TimesSquare Capital Management, Inc. to make, pursuant to procedures approved by the Board and under the Board's supervision, all necessary determinations of fair value for the portfolio securities for which market quotations are not readily available. When fair valuing securities, the Pricing Committee takes into account factors such as fundamental and analytical information about the security, the nature and duration of any restrictions on disposition of the security, market information (including, for example, factors such as historical price relationships and valuations for securities with similar characteristics), and evaluation of significant market events. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are valued at their fair value, taking such events into account.

B. Futures Contracts -- The Fund is authorized to enter into S&P 500(RegTM) futures contracts. The Fund may use futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the S&P 500(RegTM) Composite Stock Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index, while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund Notes to Financial Statements      15
(Unaudited) (Continued)


difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities and the possibility of an illiquid market.

C. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

D. Federal Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued.

E. Dividends and Distributions to Shareholders -- Dividends from net investment income and distributions from net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed at least annually. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment for wash sales, real estate investment trusts income and capital loss carryforwards. To the extent that such differences are permanent, a reclassification to Components of Net Assets may be required. As a result, at December 31, 2003, the Fund increased its undistributed net investment income by $2,123,183, decreased accumulated net realized gain by $2,124,450 and increased paid in capital by $1,267.

3. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. TimesSquare has contractually agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, 0.25% of average daily net assets until April 30, 2004, and thereafter to the extent described in the Fund's then current prospectus. Effective May 1, 2002, TimesSquare retains the right to be repaid by the Fund if the Fund's expenses fall below the percentage specified above prior to the end of the fiscal year or within three years after TimesSquare waives advisory fees or reimburses a Fund's operating expenses. The Fund's remaining contingent liability and expiration dates are as shown below:

       Remaining
 Contingent Liability     Expires during     Expires during     Expires during
        (000's)            2005 (000's)       2006 (000's)       2007 (000's)
----------------------   ----------------   ----------------   ---------------
       $609                   $230               $252               $127

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest its excess cash in the affiliated TimesSquare VP Money Market Fund ("TSVPMM") managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in the affiliated Fund. For the six months ended June 30, 2004, TimesSquare waived

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund Notes to Financial Statements      16
(Unaudited) (Continued)


$39,925 of its advisory fees payable by the Fund. Income distributions from TSVPMM, which amounted to $72,602 for the six months ended June 30, 2004, are recorded as dividend income in the Statement of Operations.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2004, the Fund paid or accrued $45,662.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. Purchases and Sales of Securities.
Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2004, were $0 and $501,847 respectively, for U.S. Government and Agency Obligations and $1,692,075 and $45,397,423 respectively, for all other securities.

6. Capital Stock. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 10,914,165 shares outstanding at June 30, 2004, 10,737,322 shares were held by Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by CG Life. CG Life is an indirect, wholly-owned subsidiary of CIGNA Corporation. The remainder, representing 1.6% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(RegTM) Index Fund                                    17
(Unaudited)


Trustees                                                               Officers
Russell H. Jones                    Marnie Wagstaff Mueller            Richard H. Forde
Senior Vice President,              Diocesan Consultant, Episcopal     Chairman of the Board
Chief Investment Officer, and       Diocese of Connecticut             and President
Treasurer, Kaman Corporation

Paul J. McDonald                    Carol Ann Hayes                    Alfred A. Bingham III
Special Advisor to the Board of     Director and Chair of Audit        Vice President and
Directors, Friendly Ice Cream       Committee, Reed and Barton         Treasurer
Corporation                         Corporation

Richard H. Forde                                                       Jeffrey S. Winer
Chief Investment Officer, CIGNA                                        Vice President and
Investment Management                                                  Secretary

--------------------------------------------------------------------------------
"Standard & Poor's(RegTM)," "S&P(RegTM)," "S&P 500(RegTM)," "Standard & Poor's 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. The TimesSquare VP S&P 500(RegTM) Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

TimesSquare VP S&P 500(RegTM) Index Fund is an open-end, diversified management investment company that seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500(RegTM) Composite Stock Price Index. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103.
--------------------------------------------------------------------------------

Item 2.   Code of Ethics.

Not applicable

Item 3.  Audit Committee Financial Expert.

Not applicable

Item 4.  Principal Accountant Fees and Services.

Not applicable

Item 5.  Audit Committee Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

See report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees, as follows:

The Nominating Committee or the registrant will, when a vacancy on the Board exists or is anticipated, consider any Trustee candidate recommended by security holders. The current procedures to be followed by security holders are set forth below:

1. All security holder recommendations for Trustee candidates must be submitted to the Secretary of the registrant who will forward all recommendations to the Committee.

2. All security holder recommendations for Trustee candidates must be submitted to the registrant not less than one hundred twenty (120) calendar days prior to the date on which the registrant's proxy statement was released to shareholders in connection with the previous year's annual meeting.

3. All security holder recommendations for Trustee candidates must include the following information:

         (a) The name and address of the security holder of record;

         (b) A representation that the security holder is a record holder of the applicable Fund's securities, or if the security holder is not a record holder, evidence of ownership in accordance with Rule 14a-8(b)(2) of the Securities Exchange Act of 1934, as amended;

         (c) The name, age, business and residential address, educational background, current principal occupation or employment, and principal occupation or employment for the preceding five (5) full fiscal years of the proposed Trustee candidate;

         (d) A description of the qualifications and background of the proposed Trustee candidate that addresses the minimum qualifications and other criteria for Board membership approved by the Board from time to time;

         (e) A description of all arrangements or understandings between the security holder and the proposed Trustee candidate;

         (f) The consent of the proposed Trustee candidate (i) to be named in the proxy statement relating to the applicable Fund's annual meeting of shareholders and (ii) to serve as a Trustee if elected at such annual meeting; and

         (g) Any other information regarding the proposed Trustee candidate that is required to be included in a proxy statement filed pursuant to the rules of the Securities and Exchange Commission.

The Committee has not established specific, minimum qualifications that must be met by an individual for the Committee to recommend that individual for nomination as a Trustee. In seeking candidates to consider for nomination to fill a vacancy on the Board, the Committee expects to seek referrals from a variety of sources, including current Trustees, management of the registrant and counsel to the registrant. The Committee may also engage a search firm to identify or evaluate or assist in identifying or evaluating candidates. In evaluating Trustee candidates, the Committee considers a variety of factors, including, as appropriate: (i) the candidate's knowledge in matters relating to investment companies; (ii) any experience possessed by the candidate as a director or senior officer of other public companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate's ability to qualify as an Independent Trustee for purposes of the 1940 Act, the candidate's independence from the registrant's service providers and the existence of any other relationships that might give rise to a conflict of interest or the appearance of a conflict of interest;
(viii) the candidate's age relative to the registrant's retirement age for Trustees and (ix) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other transitions, e.g., whether or not a candidate is an "audit committee financial expert" under the federal securities laws. Prior to making a final recommendation to the Board, the Committee conducts personal interviews with the candidate(s) it concludes are the most qualified. Any candidates recommended by security holders will be evaluated in the same manner.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer concluded that the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11.  Exhibits.

(a)(1)   Not applicable

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable

(b) A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        CIGNA Variable Products Group


                                    By:    /s/ Alfred A. Bingham III
                                       ------------------------------
                                               Alfred A. Bingham III, Vice
                                               President and Treasurer

Date:  August 30, 2004.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /s/ Richard H. Forde
                               -------------------------------------------------
                                   Richard H. Forde, Chairman of the Board and
                                   President

Date:  August 30, 2004.


By (Signature and Title)       /s/ Alfred A. Bingham III
                               -------------------------------------------------
                                   Alfred A. Bingham III, Vice President and
                                   Treasurer

Date:  August 30, 2004